   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 2007


                                                       REGISTRATION NOS. 2-99715

                                                                        811-4386
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER
               THE SECURITIES ACT OF 1933                                [X]
              Post-Effective Amendment No. 57                            [X]
                                          and
            REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940                        [X]
              Amendment No. 58                                           [X]


                           VAN KAMPEN TAX FREE TRUST
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)


                   522 Fifth Avenue, New York, New York 10036

              (Address of Principal Executive Offices) (Zip Code)


                                 (212) 296-6990

              (Registrant's Telephone Number including Area Code)

                             AMY R. DOBERMAN, ESQ.
                               Managing Director
                          Van Kampen Investments Inc.

                                522 Fifth Avenue


                            New York, New York 10036

                    (Name and Address of Agent for Service)

                                   Copies to:
                            CHARLES B. TAYLOR, ESQ.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                                 (312) 407-0700

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.
                            ------------------------

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE
BOX)

          [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)


          [ ] ON (DATE) PURSUANT TO PARAGRAPH (B)


          [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)


          [X] ON JANUARY 31, 2008 PURSUANT TO PARAGRAPH (A)(1)


          [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

     IF APPROPRIATE CHECK THE FOLLOWING:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

     TITLE OF SECURITIES BEING REGISTERED SHARES OF BENEFICIAL INTEREST, PAR VALUE $0.01 PER SHARE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


     This Post-Effective Amendment No. 57 to the Registration Statement contains one combined Statement of Additional Information pertaining to six series of the Registrant (the "Applicable Series"). The Registration Statement is organized as follows:


     Facing Page


     The combined Statement of Additional Information for each Applicable
Series:


  (i)  Van Kampen California Insured Tax Free Fund
 (ii)  Van Kampen Insured Tax Free Income Fund
(iii)  Van Kampen Intermediate Term Municipal Income Fund
 (iv)  Van Kampen Municipal Income Fund
  (v)  Van Kampen New York Tax Free Income Fund
 (vi)  Van Kampen Strategic Municipal Income Fund

     Part C Information

     Exhibits


     This Post-Effective Amendment No. 57 to the Registration Statement does not amend the Prospectuses of the Applicable Series.

                           -------------------------

     The Class A Shares, Class B Shares and Class C Shares Prospectus and Statement of Additional Information with respect to each of Van Kampen Michigan Tax Free Income Fund, Van Kampen Missouri Tax Free Income Fund and Van Kampen Ohio Tax Free Income Fund, three other series of the Registrant, were included in Post-Effective Amendment No. 31 to the Registration Statement of the Registrant and no changes thereto are affected hereby.

     The Class A Shares, Class B Shares and Class C Shares Prospectus and Statement of Additional Information with respect to Van Kampen California Municipal Income Fund, a series of the Registrant, were included in Post-Effective Amendment No. 46 to the Registration Statement of the Registrant and no changes thereto are affected hereby.

                      STATEMENT OF ADDITIONAL INFORMATION


                           VAN KAMPEN TAX FREE TRUST



     Van Kampen Tax Free Trust (the "Trust") is an open-end management investment company. The Trust currently consists of the following six investment portfolios designed to offer a range of investment choices that are exempt from federal income tax (each, a "Fund" and collectively, the "Funds"): Van Kampen California Insured Tax Free Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, and Van Kampen Strategic Municipal Income Fund. For ease of reference, the words "Van Kampen" which begin the name of each Fund, are not used hereinafter. Each Fund is organized as a diversified series of the Trust, except for New York Tax Free Income Fund, which is organized as a non-diversified series of the Trust.



     This Statement of Additional Information is not a prospectus. Shares of each Fund are subject to two different prospectuses. Class A Shares, Class B Shares and Class C Shares of each Fund are subject to one prospectus dated January 31, 2008 and Class I Shares of each Fund are subject to a separate prospectus dated January 31, 2008 (collectively referred to herein as the "Prospectuses" or individually as a "Prospectus"). This Statement of Additional Information should be read in conjunction with a Prospectus of a Fund. This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing shares of a Fund. Investors should obtain and read a Prospectus of a Fund prior to purchasing shares of such Fund. A Class A Shares, Class B Shares and Class C Shares Prospectus, a Class I Shares Prospectus, the Statement of Additional Information and the Annual and Semiannual Reports for each Fund may be obtained without charge from our web site at www.vankampen.com or any of these materials may be obtained without charge by writing or calling Van Kampen Funds Inc. at 1 Parkview Plaza -- Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 or (800) 847-2424.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information.........................................  B-2
Investment Objective, Investment Strategies and Risks.......  B-6
State Specific Considerations...............................  B-12
Strategic Transactions......................................  B-25
Investment Restrictions.....................................  B-30
Description of Insurer Financial Strength Ratings...........  B-39
Trustees and Officers.......................................  B-43
Investment Advisory Agreement...............................  B-53
Fund Management.............................................  B-54
Other Agreements............................................  B-57
Distribution and Service....................................  B-58
Transfer Agent..............................................  B-64
Portfolio Transactions and Brokerage Allocation.............  B-64
Shareholder Services........................................  B-66
Redemption of Shares........................................  B-68
Contingent Deferred Sales Charge-Class A....................  B-69
Waiver of Contingent Deferred Sales Charges.................  B-69
Taxation....................................................  B-71
Fund Performance............................................  B-77
Other Information...........................................  B-80
Financial Statements........................................  B-86
Appendix A -- Description of Securities Ratings.............  A-1
Appendix B -- Proxy Voting Policy and Procedures............  B-1



      THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JANUARY 31, 2008.




                                                            VK SAI 1/08

                              GENERAL INFORMATION

     The Trust is an unincorporated statutory trust organized under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated May 10, 1995. The Trust was originally organized in 1985 under the name Van Kampen Merritt Tax Free Trust as a Massachusetts business trust (the "Massachusetts Trust"). The Massachusetts Trust was reorganized into the Trust under the name Van Kampen American Capital Tax Free Trust on July 31, 1995. The Trust was created for the purpose of facilitating the Massachusetts Trust reorganization into a Delaware statutory trust. On July 14, 1998, the Trust adopted its current name.


     With respect to each of the Funds:



          The California Insured Tax Free Fund was originally organized under the name Van Kampen Merritt California Insured Tax Free Fund as a sub-trust of the Massachusetts Trust. The California Insured Tax Free Fund was reorganized as a series of the Trust under the name Van Kampen American Capital California Insured Tax Free Fund on July 31, 1995. On July 14, 1998, the California Insured Tax Free Fund adopted its current name.



          The Insured Tax Free Income Fund was originally organized as a Maryland corporation under the name Van Kampen Merritt Insured Tax Free Fund Inc. The Insured Tax Free Income Fund was subsequently reorganized as a sub-trust of the Massachusetts Trust under the name Van Kampen Merritt Insured Tax Free Income Fund as of February 22, 1998. The Insured Tax Free Income Fund was reorganized as a series of the Trust under the name Van Kampen American Capital Insured Tax Free Fund on July 31, 1995. On July 14, 1998, the Insured Tax Free Income Fund adopted its current name.



          The Intermediate Term Municipal Income Fund was originally organized in 1993 under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of the Massachusetts Trust. The Intermediate Term Municipal Income Fund was reorganized as a series of the Trust on July 31, 1995 under the name Van Kampen American Capital Limited Term Municipal Income Fund and was renamed Van Kampen American Capital Intermediate Term Municipal Income Fund on January 26, 1996. On July 14, 1998, the Intermediate Term Municipal Income Fund adopted its current name.



          The Municipal Income Fund was originally organized in 1985 under the name Van Kampen Merritt Municipal Income Fund as a sub-trust of the Massachusetts Trust. The Municipal Income Fund was reorganized as a series of the Trust under the name Van Kampen American Capital Municipal Income Fund on July 31, 1995. On July 14, 1998, the Municipal Income Fund adopted its current name.



          The New York Tax Free Income Fund was originally organized in 1994 under the name Van Kampen Merritt New York Tax Free Income Fund as a sub-trust of the Massachusetts Trust. The New York Tax Free Income Fund was reorganized as a series of the Trust under the name Van Kampen American Capital New York Tax Free Income Fund on July 31, 1995. On July 14, 1998, the New York Tax Free Income Fund adopted its current name.



          The Strategic Municipal Income Fund was originally organized in 1985 as a Maryland corporation under the name Van Kampen Merritt Tax Free High Income Fund Inc. and was reorganized in 1987 under the name Van Kampen Merritt Tax Free High Income Fund as a sub-trust of the Massachusetts Trust. The Strategic Municipal Income Fund was reorganized as a series of the Trust under the name Van Kampen American Capital Tax Free High Income Fund on July 31, 1995. On July 14, 1998, the Strategic Municipal Income Fund changed its name to Van Kampen Tax Free High Income Fund. On January 25, 2002, the Strategic Municipal Income Fund adopted its current name.



     Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), and Van Kampen Investor Services Inc. ("Investor Services") are wholly owned subsidiaries of Van Kampen Investments Inc. ("Van Kampen Investments"), which is an indirect wholly owned subsidiary of Morgan Stanley. The principal office of each of the Trust, each Fund, the Adviser, the Distributor and Van Kampen Investments is located at 522 Fifth Avenue, New York, New York 10036. The principal office of Investor Services is located at 2800 Post Oak Boulevard, Houston, Texas 77056.

     The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.01 per share, which can be divided into series, such as the Funds, and further subdivided into classes of each series. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.



     Each Fund currently offers four classes of shares, designated as Class A Shares, Class B Shares, Class C Shares and Class I Shares. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of shares of a Fund generally is identical in all respects except that each class of shares is subject to its own sales charge schedule and its own distribution and service expenses. Each class of shares also has exclusive voting rights with respect to its distribution and service fees.


     Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class of a series on matters affecting an individual class of such series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution or service fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in a Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.


     The Trust does not contemplate holding regular meetings of shareholders to elect trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. Each Fund will assist such holders in communicating with other shareholders of that Fund to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or rules or regulations promulgated by the Securities and Exchange Commission ("SEC").



     In the event of liquidation, each of the shares of each Fund is entitled to its portion of all of that Fund's net assets after all debts and expenses of that Fund have been paid. The liquidation proceeds to holders of classes of shares with higher distribution fees and transfer agency costs are likely to be less than the liquidation proceeds to holders of classes of shares with lower distribution fees and transfer agency costs.


     The trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series outstanding and entitled to vote (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the trustees without approval from each affected shareholder or trustee, as the case may be.

     Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

     As of January   , 2008, no person was known by the Trust to own
beneficially or to hold of record 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares or Class I Shares of any Fund, except as follows:



                                                                             APPROXIMATE
                                                                            PERCENTAGE OF
                                                                CLASS       OWNERSHIP ON
NAME AND ADDRESS OF HOLDER                                    OF SHARES    JANUARY , 2008
--------------------------                                    ---------   -----------------
CALIFORNIA INSURED TAX FREE FUND
Merrill Lynch, Pierce, Fenner & Smith Inc. .................    B                   %
 For the sole benefit of its customers
 Attn: Fund Administration 97FU9
 4800 Deer Lake Drive East
 2nd Floor
 Jacksonville, FL 32246-6484

Edward Jones & Co. .........................................    A                   %
 Attn: Mutual Fund Shareholder Accounting                       B                   %
 201 Progress Pkwy
 Maryland Hts., MO 63043-3009

Morgan Stanley & Co. Inc. ..................................    A                   %
 2000 Westchester Avenue                                        B                   %
 Purchase, New York 10577                                       C                   %
                                                                I                   %

Citigroup Global Markets Inc. ..............................    A                   %
 Attn: Cindy Tempesta                                           B                   %
 333 W. 34th Street                                             C                   %
 New York, NY 10001-2402

MLPF&S for the sole benefit of its customers ...............    C                   %
 Attn: Fund Administrator 97FY2
 4800 Deer Lake Dr. E 2nd Floor
 Jacksonville, FL 32246-6484

PFPC Brokerage Services.....................................    A                   %
 FBO Primerica Financial Services                               B                   %
 760 Moore Road
 King of Prussia, PA 19406-1212

INSURED TAX FREE INCOME FUND
Edward Jones & Co. .........................................    A                   %
 Attn: Mutual Fund Shareholder Accounting                       B                   %
 201 Progress Pkwy.                                             C                   %
 Maryland Hts, MO 63043-3009

MLPF&S for the Sole Benefit of its Customers................    B                   %
 Attn: Fund Administration 97FW3
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

Morgan Stanley & Co. Inc....................................    B                   %
 2000 Westchester Avenue                                        C                   %
 Purchase, NY 10577                                             I                   %

Citigroup Global Markets Inc. ..............................    B                   %
 Attn: Cindy Tempesta, 7th Floor                                C                   %
 333 West 34th Street
 New York, NY 10001-2402

MLPF&S for the Sole Benefit of its Customers................    C                   %
 Attn: Fund Administration 97FY1
 4800 Deer Lake Drive East 2nd Floor
 Jacksonville, FL 32246-6484


                                                                             APPROXIMATE
                                                                            PERCENTAGE OF
                                                                CLASS       OWNERSHIP ON
NAME AND ADDRESS OF HOLDER                                    OF SHARES    JANUARY , 2008
--------------------------                                    ---------   -----------------
INTERMEDIATE TERM MUNICIPAL INCOME FUND
Edward Jones & Co. .........................................    A                   %
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts, MO 63043-3009

Morgan Stanley & Co. Inc....................................    C                   %
 2000 Westchester Avenue                                        I                   %
 Purchase, New York 10577

MLPF&S For the Sole Benefit of Its Customers................    A                   %
 Attn: Fund Administration 97FU1
 4800 Deer Lake Dr. E 2nd Fl
 Jacksonville, FL 32246-6484

MLPF&S For the Sole Benefit of Its Customers................    C                   %
 Attn: Fund Administration 97FY8
 4800 Deer Lake Drive E. 2nd Fl
 Jacksonville, FL 32246-6484

Citigroup Global Markets Inc. ..............................    C                   %
 Attn: Cindy Tempesta, 7th Fl
 333 W. 34th St
 New York, NY 10001-2402

MUNICIPAL INCOME FUND
Edward Jones & Co. .........................................    A                   %

 Attn: Mutual Fund Shareholder Accounting                       B                   %
 201 Progress Pkwy.                                             C                   %
 Maryland Hts, MO 63043-3009

MLPF&S for the Sole Benefit of its Customers................    B                   %
 Attn: Fund Administration 97FT9
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

Citigroup Global Markets Inc. ..............................    A                   %

 Attn: Cindy Tempesta, 7th Floor                                B                   %
 333 West 34th Street                                           C                   %
 New York, NY 10001-2402

Morgan Stanley & Co. Inc. ..................................    B                   %
 2000 Westchester Avenue                                        C                   %
 Purchase, NY 10577                                             I                   %

MLPF&S for the Sole Benefit of its Customers................    C                   %
 Attn: Fund Administration 97FO5
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

NEW YORK TAX FREE INCOME FUND
MLPF&S for the Sole Benefit of Its Customers................    A                   %
 Attn: Fund Administration 97F25
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

Edward Jones & Co. .........................................    A                   %
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy.
 Maryland Hts., MO 63043-3009

PFPC Brokerage Services.....................................    A                   %
 FBO Primerica Financial Services
 760 Moore Road
 King of Prussa, PA 19406-1212


                                                                             APPROXIMATE
                                                                            PERCENTAGE OF
                                                                CLASS       OWNERSHIP ON
NAME AND ADDRESS OF HOLDER                                    OF SHARES    JANUARY , 2008
--------------------------                                    ---------   -----------------
Morgan Stanley & Co. Inc. ..................................    B                   %
 2000 Westchester Avenue                                        C                   %
 Purchase, NY 10577

MLPF&S for the Sole Benefit of Its Customers................    B                   %
 Attn: Fund Administration 97F26
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

Citigroup Global Markets Inc. ..............................    A                   %
 Attn: Cindy Tempesta, 7th Floor                                B                   %
 333 West 34th Street                                           C
 New York, NY 10001-2402

MLPF&S for the Sole Benefit of Its Customers................    C                   %
 Attn: Fund Administration 97F02
 4800 Deer Lake Drive East, 2nd Floor
 Jacksonville, FL 32246-6484

UBS Financial Services Inc. FBO.............................    C                   %
 Mrs. Diana Riklis
 1020 Park Avenue
 New York, NY 10028-0913

STRATEGIC MUNICIPAL INCOME FUND
Edward Jones & Co. .........................................    A                   %
 Attn: Mutual Fund                                              B                   %
 Shareholder Accounting                                         C                   %
 201 Progress Pkwy.
 Maryland Hts., MO 63043-3009

Merrill Lynch, Pierce, Fenner & Smith Inc. .................    A                   %
 For the Sole Benefit of its Customers
 Attn: Fund Administration 97419
 4800 Deer Lake Drive East
 2nd Floor
 Jacksonville, FL 32246-6484

Merrill Lynch, Pierce, Fenner & Smith Inc. .................    C                   %
 For the Sole Benefit of its Customers
 Attn: Fund Administration 97FY0
 4800 Deer Lake Drive East
 2nd Floor
 Jacksonville, FL 32246-6484

Citigroup Global Markets Inc. ..............................    B                   %
 Attn: Cindy Tempesta, 7th Fl.
 333 W. 34th St.
 New York, NY 10001-2483




             INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS



     The following disclosure supplements the disclosure set forth under the caption "Investment Objective, Principal Investment Strategies and Risks" in each Fund's Prospectuses and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in each Fund's Prospectuses for a complete presentation of the matters disclosed below.


MUNICIPAL SECURITIES


     Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities. Each Fund may, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes or when redemption requests are expected. The two principal classifications of municipal securities are "general obligation" and "revenue" or "special obligation" securities, which include "industrial revenue bonds." General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as from the user of the facility being financed. Each Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.



     Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of state and local governments or authorities used to finance the acquisition of equipment and facilities. Lease obligations generally do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. A lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. The tax treatment of lease obligations containing "non-appropriation" clauses in the event of non-appropriation is unclear. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of a Fund's original investment. Additionally, use of the leased property may be limited by state or local law to a specified use thereby further limiting ability to rent. None of the Funds have a limitation on the percentage of its assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality,
(e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.


     Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract.


     Each Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.



     The Municipal Income Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative variable rate municipal securities in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.



     Each Fund also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if that Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.


     The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantor of such payment obligations, of the municipal securities.


     Municipal securities, like other debt obligations, are subject to the risk of non-payment, including municipal securities insured as to timely payment of principal and interest, in which California Insured Tax Free Fund and Insured Tax Free Income Fund primarily invest. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.


INSURANCE


     As described in their Prospectuses, the California Insured Tax Free Fund invests primarily in and Insured Tax Free Income Fund invests substantially all of its assets in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or are insured under policies obtained by that Fund to cover otherwise uninsured securities.


     ORIGINAL ISSUE INSURANCE. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer; except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the insured payments may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the shares of a Fund or the market value of municipal securities, or payments of any tender purchase price upon the tender of the municipal securities. Original Issue Insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.



     In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date of such payment is due). The Fiscal Agent will disburse to a Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of
(i) evidence of such Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instrument of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of such Fund with respect to such payment.



     Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether a Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.



     SECONDARY MARKET INSURANCE. Subsequent to the time of original issuance of a municipal security, a Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal security covered thereby remains outstanding and the insurer remains in business, regardless of whether such Fund ultimately disposes of such municipal security. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.



     One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enhance the value of such municipal security. A Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if a Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, that Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by that Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.



     PORTFOLIO INSURANCE. The Portfolio Insurance policies obtained by a Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by that Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by such Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of such Fund. If a municipal security already is covered by Original Issue Insurance or Secondary Market Insurance, that Fund is not required to additionally insure any such municipal security under any policy of Portfolio Insurance that such Fund may purchase.



     Portfolio Insurance policies are effective only as to municipal securities owned and held by a Fund, and do not cover municipal securities for which the contract for purchase fails. A when-issued municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such when-issued municipal security.



     In determining whether to insure municipal securities held by a Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.



     Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as a Fund is in existence, the municipal securities covered by the policy continue to be held by such Fund, and such Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to such Fund to refuse to insure any additional securities purchased by that Fund after the effective date of such notice. The Board of Trustees of such Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to that Fund.



     Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by a Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by such Fund.



     One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by that Fund. Such Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that such Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by that Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by such Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by such Fund.



     Because each Portfolio Insurance policy will terminate as to municipal securities sold by a Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by such Fund), the provision for this insurance will not enhance the marketability of securities held by such Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, such Fund may determine to retain or, alternatively, to sell municipal securities covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

     GENERAL. It is anticipated that certain of the municipal securities to be purchased by the California Insured Tax Free Fund and the Insured Tax Free Income Fund will be insured under policies obtained by persons other than such Funds. In instances in which such Funds purchase municipal securities insured under policies obtained by persons other than such Funds, the Funds do not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by such Funds monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on such Funds' portfolios is reduced to the extent of the insurance premiums paid by such Funds which, in turn, will depend upon the characteristics of the covered municipal securities held by such Funds. In the event such Funds were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of such Funds to pay monthly premiums under such policy would cease with such purchase.



     There can be no assurance that insurance of the kind described above will continue to be available to a Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to a Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of such Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in such Fund's portfolio were to be lowered from AAA by Standard and Poor's ("S&P"), Aaa by Moody's Investor Services, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical ratings organization ("NRSRO"), or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, such Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO, or if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, that Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims paying ability rating to be restored promptly.



     Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances. A Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honour all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. A Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in such Fund's portfolio, that Fund would look to the issuer or guarantor of the relevant municipal securities for payments of principal and interest and such issuer or guarantor may not be rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO. Accordingly, such Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect that Fund's net asset value. Alternatively, such Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than such Fund's purchase price for them and that Fund could sustain a capital loss as a result.



     Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of a Fund's assets or the net asset value.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


     Each Fund may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. No income accrues to a Fund on securities in connection with such purchase transactions prior to the date such Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher or lower than yields on the securities obtained pursuant to such transactions. Because a Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in such Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When a Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. A Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but such Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent a Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for such Fund's portfolio consistent with such Fund's investment objective and policies and not for the purpose of investment leverage.


ILLIQUID SECURITIES


     Each Fund may invest up to 15% of its net assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by the Funds' Board of Trustees. Ordinarily, a Fund would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to such Fund. However, registration and underwriting expenses (which typically range from 7% to 15% of the gross proceeds of the securities sold) may be paid by such Fund. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Funds' Board of Trustees are not subject to the limitation on illiquid securities. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security's trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security. For purposes hereof, investments by a Fund in securities of other investment companies will not be considered investments in restricted securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief (such as "no action" letters issued by the staff of the SEC interpreting or providing guidance on the 1940 Act or regulations thereunder) from the provisions of the 1940 Act, as amended from time to time.



                         STATE SPECIFIC CONSIDERATIONS



     In January 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal obligations of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal obligations violates the Commerce Clause of the United States Constitution. Upon a petition filed by the Kentucky Department of Revenue, the United States Supreme Court has agreed to review the decision of the Kentucky

Court of Appeals. If the Supreme Court upholds the decision of the Kentucky Court of Appeals, any state that makes a distinction between the tax treatment of interest on an in-state municipal obligation and an out-of-state municipal obligation would most likely be required to accord all municipal obligations equal tax treatment by requiring that the state either (1) tax all municipal obligation interest or (2) exempt all such interest from taxation. Such an outcome may have a material impact on any investment company that invests substantially or exclusively in municipal obligations of a single state, such as the California Insured Tax Free Fund and the New York Tax Free Income Fund. There may be an adverse impact on the prices of the municipal obligations held by the California Insured Tax Free Fund and the New York Tax Free Income Fund, which in turn may affect the California Insured Tax Free Fund's and the New York Tax Free Income Fund's net asset value. There also may be unfavorable changes to the state tax treatment of the dividend interest paid by the California Insured Tax Free Fund and the New York Tax Free Income Fund. It is expected that a decision by the Supreme Court will most likely occur sometime in mid-2008. While the outcome of this matter cannot be predicted, it should be noted the Federal tax-exempt status of the California Insured Tax Free Fund's and the New York Tax Free Income Fund's municipal obligations will not be affected.



SPECIAL RISK CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES



     As described in the California Insured Tax Free Fund's Prospectuses, except during temporary periods, the California Insured Tax Free Fund will invest substantially all of its assets in California municipal securities. The portfolio of the California Insured Tax Free Fund may include securities issued by the State of California ("California"), by its various public bodies (the "Agencies") and/or by other municipal entities located within California (securities of all such entities are referred to herein as "California municipal securities"). In addition, the specific California municipal securities in which the California Insured Tax Free Fund will invest will change from time to time. The California Insured Tax Free Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of California. Such information has not been independently verified by the California Insured Tax Free Fund and such Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of California. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The California Insured Tax Free Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by such Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by California, and there is no assurance on the part of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the California Insured Tax Free Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.



  General Economic Conditions



     California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, which was concentrated in California's high technology sector and, geographically, in the San Francisco Bay Area. The economy has since recovered with 604,800 jobs gained between July 2003 and May 2006 compared with 367,000 jobs lost between January 2001 and July 2003. California's population as of July 1, 2005 of about 37 million represented over 12 percent of the total United States population. California's population is concentrated in metropolitan areas.



     Both the California economy and the national economy improved in 2005 and the first five months of 2006. National economic output grew by 3.5 percent in 2005. Economic growth slowed slightly in the first quarter of 2005. For the fourth consecutive year, California economic output grew more quickly than national economic output in 2005. In addition, statewide taxable sales grew by
5.9 percent in 2005, in line with personal income growth but down from the 8.7 percent gain in taxable sales in 2004. Average monthly job gains went from 24,000 in all of 2005 to 9,000 in the first five months of 2006.



     Adjusted for inflation, California economic output grew by 4.4 percent in 2005, the 15th-best performance of the 50 states. By comparison, output of the national economy grew by 3.5 percent in 2005. California total personal income grew by 6.3 percent in 2005, down somewhat from 6.6 percent growth in 2004, but slightly better than the average gain in personal income from 1984-2004. Wage and salary income expanded by 6.5 percent, stronger than the 6 percent gain in 2004. Statewide taxable sales grew by 5.9 percent in 2005, in line with personal income growth but down from the 8.7 percent gain in taxable sales in 2004. Made-in California merchandise exports expanded by 6.2 percent in 2005 and were
7.3 percent higher than a year earlier in the first quarter of 2006. Increased exports to Mexico, Japan and mainland China accounted for over three-quarters of the total gain in exports. Mainland China was the fourth largest recipient of California merchandise exports in the first quarter. The state unemployment rate was 5.0 percent in May 2006, down from 5.4 percent a year earlier.



     Existing home sales fell for the second straight quarter in the first quarter of 2006, pushing them 18 percent below year-ago sales. At $549,000, the median price of existing single-family homes sold in the first quarter of 2006 was essentially unchanged from the third quarter of 2005. Residential permits were down 13 percent from a year earlier in the first five months of 2006, with single-family permits off by 19 percent but multifamily permits up by 6 percent.



     The 2006-07 May Revision projected national output growth will slow somewhat in 2006 and again in 2007. California personal income growth is expected to slow slightly in 2006 and more so in 2007. National housing starts and California housing permits are projected to fall in both years.



  State Government



     California's Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, California voters may directly influence state government through the initiative, referendum and recall processes.



  Local Governments



     The primary units of local government in California are the 58 counties, which range in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to California's Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

     In the aftermath of Proposition 13, California provided aid to local governments from the General Fund; however, during the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities but provided additional revenue sources, such as sales taxes and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 dramatically changed the state-local fiscal relationship. These statutory and constitutional changes implemented an agreement negotiated between the Governor and local government officials in connection with the 2004 Budget Act. State Constitutional Amendment No. 4 reduces the Legislature's authority over local government revenue sources by placing restrictions on California's access to local governments' property, sales and vehicle license fee revenues as of November 3, 2004. The Amendment prohibits California from reducing the local sales tax rate or restrict the authority of local governments to impose or change the distribution of statewide local sales tax. Additionally, the Amendment prohibits California from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates.



  State Finances



     The moneys of California are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by California's Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of California.



     The following is a summary of California's major revenue sources:



     - Personal Income Tax. The California personal income tax, closely modeled after the federal income tax laws, accounts for a significant portion of tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0 percent to 9.3 percent. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. Taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts.



     - Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.



     - Corporation Tax. California's corporate tax revenue is derived from franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.



     - Insurance Tax. The majority of insurance written in California, subject to certain exceptions, is subject to a 2.35 percent gross premium tax.



     - Estate Tax; Other Taxes. The California estate tax is based on the state death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 phases out the federal estate tax by 2010. The provisions of this federal act sunset after 2010. At this time, the federal estate tax will be reinstated along with California's estate tax, unless future federal legislation is enacted to make the provisions permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

  State Budget Process



     California's fiscal year begins on July 1st and ends on June 30th of the following year. Under the California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure appropriations is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. The Budget Act must be approved by a two-third majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.



     Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the California Constitution.



     The Balanced Budget Amendment ("Proposition 58") beginning with fiscal year 2004-2005 requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, California would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but does not apply to certain short-term and inter-fund borrowings.



     In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise state taxes, have restricted the use of California's General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process, include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change state taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded state funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services) and Proposition 1A (placing restrictions on California's access to local governments' property, sales and vehicle license fee revenues.



  Current State Budget



     The 2006 Budget Act was adopted by the Legislature on June 27, 2006, along with a number of implementing measures, and signed by the Governor on June 30, 2006. Under the 2006 Budget Act, General Fund revenues are projected to increase
1.2 percent, from $92.7 billion in fiscal year 2005-06 to $93.9 billion in fiscal year 2006-07. The 2006 Budget Act contains General Fund appropriations of $101.3 billion, compared to $92.7 billion in 2005-06. The difference between revenues and expenditures in fiscal year 2006-07 is funded by using a part of the 2005-06 ending fund balance. The June 30, 2007 reserve is projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.



     The above discussion of the fiscal year 2006-07 budget are based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in California and the nation, and there can be no assurance that the estimates will be achieved.



  California Performance Review



     In the 2004-05 Governor's Budget, the Administration revealed a plan to conduct a fundamental review of state government that would focus on the following areas: executive branch reorganization, program performance assessment and budgeting, improved services and productivity, and acquisition reform. The California Performance Review report proposed more than 1,000 recommendations aimed at increasing the efficiency of government and restructuring state agencies and departments, as well as a variety of policy changes affecting a wide variety of state programs. As a result of recommendations by the California Performance Review, the Governor submitted two reform proposals on January 6, 2005. The first proposal would eliminate 88 boards and commissions (later revisions reduced the number of boards and commissions to be eliminated to 13), thereby removing unnecessary layers of bureaucracy and improving constituent accessibility. A budget trailer bill, SB 64, was enrolled on July 7, 2005 to eliminate eight boards and commissions. The second proposal resulted in the reorganization of the Youth and Adult Correctional Agency into the Corrections and Rehabilitation Department by removing duplicative functions and consolidating management authority. The 2005 Budget Act assumes minor savings from these proposals for fiscal year 2005-06.



  State Indebtedness and Other Obligations



     California's Treasurer is responsible for the sale of debt obligations of the state and its various authorities and agencies. Current state debt obligations include:



     - General Obligation Bonds. California's Constitution prohibits the creation of general obligation indebtedness of the state unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under California's Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of November 1, 2006, California had outstanding $48,786,022,000 aggregate principal amount of long-term general obligation bonds, of which $37,125,897,000 were payable primarily from the state's General Fund, and $11,660,125,000 were payable from other revenue sources. As of November 1, 2006, there were unused voter authorization for future issuance of $30,237,291,000 of long-term general obligation bonds not including bonds approved by voters on November 7, 2006. In response to the Governor's proposal for a $220 billion infrastructure investment plan, which would have used $68 billion in new general obligation bonds, the Legislature approved four bond measures, totaling approximately $37.3 billion, which were all approved by the voters at the November 7, 2006 general election. These four measures are for the following programs: (1) $19,925,000,000 for transportation improvements, air quality and port security, (ii) $10,416,000,000 for K-12 school modernization and construction and higher education facilities, (iii) $4,090,000,000 for flood control and prevention, levee repair and similar costs and (iv) $2,850,000,000 for housing and related programs. In addition, an initiative measure authorizing approximately $5.4 billion of bonds for water quality, flood control and similar facilities was also approved by the voters.



     - Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds, or for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. Commercial paper notes are deemed outstanding upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $1.5 billion in aggregate principal and interest commitments outstanding at any time. This amount may be increased or decreased in the future. As of November 1, 2006, the finance committees had authorized the issuance of up to $18,108,127,000 of commercial paper notes and, as of that date, $1,019,785,000 aggregate principal amount of general obligation commercial paper notes were issued.



     - Lease-Purchase Obligations. In addition to general obligation bonds, the state builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the California Public Works Board, another state or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a state agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. California had $7,740,066,154 General Fund-supported lease purchase obligations outstanding as of November 1, 2006. The California Public Works Board, which is authorized to sell lease revenue bonds, had $3,132,900,407 authorized and unissued as of November 1, 2006. In addition, as of that date, certain joint powers were authorized to issue approximately $81,000,000 of revenue bonds to be secured by state leases.



     - Non-Recourse Debt. Certain state agencies and authorities issue revenue obligations for which the General Fund has no liability, including revenue bonds payable from state revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had $48,272,400,556 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2006.



     - Pension Obligation Bonds. Pursuant to the California Pension Restructuring Bond Act of 2004, the Pension Obligation Bond Committee authorized the issuance of bonds to pay a portion of the state's pension obligation for fiscal year 2004-05 or a subsequent fiscal year. The Committee initiated a validation action seeking court determination that the bonds would not be in violation of the Constitutional debt limit because the proceeds of the bonds would be used to pay the state's employer contribution to the California Public Employees' Retirement System, which is an "obligation imposed by law." The validation action was challenged in the court by the Pacific Legal Foundation, and this legal challenge prevented the issuance of any pension obligation bonds in time to pay the pension contribution during either fiscal year 2004-05 or fiscal year 2005-06. After a trial in the Sacramento County Superior Court, the judge ruled on November 15, 2005 that the bonds were not valid. The Committee has filed a notice of appeal, and briefing is underway. The Administration has not included any pension obligation bonds in the 2006 Budget Act, but if the litigation is successful, such bonds can be issued in the future.



     - Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by the voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance and other General Fund obligations. Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the state's sale and use tax starting July 1, 2004. In addition, the economic recovery bonds are secured by the state's full faith and credit; however, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. California has issued $10.896 billion principal amount of economic recovery bonds and may issue the remained of authorized economic recovery bonds at any time in the future, but the 2006 Budget Act assumes no economic recovery bonds will be issued in fiscal year 2006-07.



     - Tobacco Settlement Revenue Bonds. Under a settlement agreement between California and four major cigarette manufacturers, the cigarette manufacturers agreed to make payments to the state in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Half of the payments made by the cigarette manufacturers will be paid to the state and half to local governments.

       California has issued revenue bonds secured by the tobacco settlement revenues. Tobacco settlement revenue bonds are neither general nor legal obligations of the state or any of its political subdivisions and neither the full faith and credit nor the taxing power nor any other assets or revenues of the state or any political subdivision is or shall be pledged to the payment of any such bonds.



     - Cash Flow Borrowings. As part of its cash management program, California has regularly issued short-term obligations to meet cash flow needs. The state has issued revenue anticipation notes ("RANs") in 19 of the last 20 fiscal years to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, California has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date.



  Litigation



     At any given time, there are numerous civil actions pending against California, which could, if determined adversely to the state, affect the state's expenditures and, in some cases, its revenues and cash flows. The following is a brief list of the most significant pending legal proceedings to which California is a party, as reported by the Office of the Attorney General of California:



     - Challenge Seeking Payment to Teacher's Retirement Board. This lawsuit seeks, primarily, a writ of mandate compelling the State Controller to transfer funds from California's General Fund to the CalSTRS's Supplemental Benefit Maintenance Account.



     - Action Seeking Modification of Retirement Formula for State
       Employees. The lawsuit, plead as a class action on behalf of state employees over age 55 who will retire after January 1, 2001, asserts that a provision of the Fair Employment and Housing Act "discriminates" against older workers because the change in the retirement formulas it implemented gives them a smaller percentage increase in benefits than it provided to younger workers. The complaint seeks injunctive relief and retroactive retirement benefits of an unspecified nature.



     - Actions Seeking Flood-Related Damages. A substantial number of plaintiffs have joined suit against California, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of major flooding experience by California in 1997. Another action involves 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986.



     - Tax Refund Cases. Six pending cases challenge the Franchise Tax Board's treatment of proceeds from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation.



     - Environmental Matters. California, as owner of the Leviathan Mine, is a party in a federal Environmental Protection Agency administrative abatement action and related proceedings. In another action the state is sued under a mandatory duty theory premised on an alleged violation of The Safe Drinking Water and Toxic Enforcement Act of 1986 by plaintiffs who allege that water wells supplying water to their homes were contaminated by carcinogenic chemicals.



     - Energy-Related Matters. California is party to a case in which the court is considering whether and to what extent compensation is due to market participants which have claimed compensation as a result of the Governor's issuance of executive orders "commandeering" power purchase arrangements.



     - Escheated Property Claims. In three pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the state, and that failure to do so constitutes an unconstitutional taking of private property.



     - Action Seeking Damages for Alleged Violations of Privacy Rights. In a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of

       Corrections and Rehabilitation's use of a body imaging machine to search visitors entering state prisons for contraband. A pending case involves due process constitutional challenges to an individual being placed on the state's child abuse central index prior to the conclusion of a noticed hearing. In another pending case, plaintiff alleges a number of separate torts involving privacy rights and interference with business relationships arising from the California Franchise Tax Board's audit involving a claimed change of residence from California to Nevada.



     - Action Seeking a Cost of Living Adjustment for CalWORKs Recipients. A case is currently pending before the Court of Appeal, First Appellate District whereby petitioners seek a cost of living adjustment, beginning with fiscal year 2003-04. Oral argument was set for December 6, 2006. The trial court decision on appeal in this case determined that Governor Schwarzenegger's executive order in November 2003, which reduced the Vehicle License Fee charged to vehicle owners and increased the corresponding Vehicle License Fee offset to local governments, acted as an "increase in tax relieve", which, by statute, triggers an upward cost of living adjustment for recipients of CalWORKs program benefits.



     - Actions Seeking Program Modifications. In several pending cases, plaintiffs seek court orders or judgments that would require California to modify existing programs. A judgment against the state in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the state in a future fiscal year. However, a judgment against the state could be addressed by legislative changes to the program that would cost less.



     - Actions Seeking Medi-Cal Reimbursements. Two consolidated cases allege that the Medi-Cal reimbursement rates paid by DHS to providers for, respectively, the 2001-2002 and 2002-2003 rate years were too low.



     - Actions to Increase Amount of State Aid for Foster or Adopted Developmentally Disabled Dependent Children. Ten pending class action lawsuits challenge the amount of aid provided by California for the care of dependent children (either in foster care or adopted) who have also been determined to be developmentally disabled by a regional center.



     - Local Government Mandate Claims and Actions. Two lawsuits are pending that challenge California's recent practice of deferring payments to local governments for certain state mandated services and programs by making a budgetary appropriation for each program, to be dived among all 58 counties. Additionally, a test claim has been filed before the Commission on State Mandates to determine the costs incurred by the county to provide state-mandated care of medically indigent adults.



     - Actions Seeking to Enjoin Implementation of or Cause Amendment to Certain Tribal Gaming Compacts. Amendments to tribal gaming compacts between California and several Indian tribes are being challenged in several pending cases.



     - Matter Seeking Validation of Pension Obligation Bonds. The Pension Obligation Bond Committee has authorized the issuance of bonds and has resolved to seek court validation of the bonds and the indenture pertaining to the bonds pursuant to a validation process established by the Code of Civil Procedure.



     - Prison Healthcare Reform. Plaintiffs in this class action alleged that California was not providing constitutionally adequate medical care as required by the Eighth Amendment to the U.S. Constitution.



     - Action Seeking Recalculation of Proposition 98 Minimum Funding
       Guarantee. Plaintiffs allege that the California Constitution's minimum school funding guarantee was not met in the 2004-05 fiscal year and the 2005-06 fiscal year and allege an underfunding of approximately $3.1 billion for the two fiscal years. Plaintiffs seek a writ of mandate requiring the state to recalculate the minimum-funding guarantee in compliance with California Constitution and declaratory relief finding that California failed to appropriate sufficient funds to comply with the minimum funding requirement.

SPECIAL RISK CONSIDERATIONS REGARDING NEW YORK MUNICIPAL SECURITIES



     As described in the New York Tax Free Income Fund's Prospectuses, except during temporary periods, the New York Tax Free Income Fund will invest primarily in New York municipal securities. In addition, the specific New York municipal securities in which the New York Tax Free Income Fund will invest will change from time to time. The New York Tax Free Income Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the New York Tax Free Income Fund, and such Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York ("New York") that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State of New York. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York.



     The New York State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The state's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The state's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.



     Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the state relative to the nation. New York is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the state include the following:



     - Services. The services industries includes professional and business services, education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.



     - Manufacturing. Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the state economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.



     - Trade, Transportation & Utilities. The trade, transportation, and utilities sector accounts for the largest component of New York's nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the state than for the nation.



     - Financial Activities. New York City (the "City") is the nation's leading center of banking and finance and, as a result, this is a far more important sector in New York than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the state, it contributes nearly one-fifth of total wages.



     - Agriculture. Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total state output. Principal agricultural products of New York include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.



     - Government. Federal, state and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.



     The New York economy began its fourth year of expansion at the end of the summer poised to grow at a slower pace than was observed in 2005 and earlier this year. The most recent data continue to indicate that the state's economic momentum peaked during the first half of 2005, presaging the current national slowdown. Because of New York's position as a financial market capital, the state economy was expected to be more sensitive to the Federal Reserve's ongoing policy of monetary tightening than the economies of other states. While the health, education, professional and business services, and tourism sectors are expected to continue to lead state economic growth, the overall pace of growth is expected to slow going forward. Total state employment growth of 0.8 percent is now projected for 2006, followed by growth of 0.7 percent for 2007. Private sector employment growth is projected to slow to 0.8 percent in 2007, following growth of 1.0 percent for this year. Correspondingly, DOB now projects growth in state wages to slow from 6.3 percent in 2006 to 5.5 percent in 2007. Similarly, growth in total state personal income is now projected to slow to 5.4 percent for 2007 from 5.8 percent in 2006.



     In addition to the risks associated with the national economic forecast, there exist specific risks to New York's economy. Interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. The effects of past interest rate increases continue to pose a risk to financial sector profits. Lower than expected securities industry profits could result in lower bonus and wage income, the effects of which would ripple through the downstate regional economy. In addition, should the state's real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. A return to last summer's high energy prices poses a particular risk to the state's tourism sector. In contrast, should the national and world economies grow faster than expected, an upturn in equity markets and other financial market activity could result in higher wage and bonus growth than projected. In addition, stronger growth in U.S. corporate profits could boost state employment growth beyond current expectations.



     The State's Fund Structure. New York accounts for all of its spending and receipts by the fund in which the activity takes place (such as the General Fund or the Capital Projects Fund), and the broad category or purpose of that activity (such as state Operations or Capital Projects). State Funds include the General Fund and funds specified for dedicated purposes, with the exception of Federal Funds. All Governmental Funds, which includes State Funds and Federal Funds, comprises four major fund types, and provides the most comprehensive view of the financial operations of New York. It includes:



     - The General Fund. The General Fund receives most of the state's tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues.



     - Special Revenue Funds. Special Revenue Funds receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose.



     - Capital Projects Funds. Capital Projects Funds account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects.



     - Debt Service Funds. Debt Service Funds pay principal, interest and related expenses on long-term bonds issued by the state and its public authorities.



     New York's Constitution requires the Governor to submit an Executive Budget that is balanced in the General Fund which receives the majority of state taxes.



     State Budget Process. New York's budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be considered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto. Once the appropriation bills and other bills become law, the Division of the Budget revises the State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget.



     State Budgetary Outlook. New York finalized the Enacted Budget for 2006-07 on April 26, 2006. The General Fund is balanced on a cash basis, with annual spending projected to grow by over 9 percent, reflecting substantial increases in school aid, health care, and higher education. All Governmental Funds spending, which includes Federal aid, is estimated at $112.5 billion, an increase of 7.8 percent from 2005-06. State tax receipts are expected to return to a historical growth rate of roughly 5 percent over 2005-06 levels, following two consecutive years in which growth exceeded 10 percent for the first time ever. State debt outstanding is projected to total $50.7 billion in 2006-07, with debt service equal to roughly 4.2 percent of All Funds receipts.



     Debt and Other Financing Activities. The indebtedness of the state may be classified as state-supported debt and state-related debt.



     State-supported debt includes general obligation debt, to which the full faith and credit of the state has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the state's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.



     - General Obligation Debt. General obligation debt is debt to which the full faith and credit of the state has been pledged. Under New York's Constitution, the state may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the state Constitution, the state may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and
       (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The amount of general obligation bonds issued in the 2005-06 fiscal year (excluding refunding bonds) was $159 million, and as of March 31, 2006, the total amount of general obligation debt outstanding was $3.5 billion. The 2006-07 Enacted Budget projects that about $236 million in General Obligation Bonds will be issued in 2006-07.



     - State-Supported Lease-Purchase and Contractual-Obligation
       Financings. New York utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities where debt service is payable by the state, but are not general obligations of the state. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the state's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, state buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the state. Debt service payable to certain public authorities from state appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the state or from dedicated tax and other sources (e.g., state personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the state to make payments to a public authority, municipality or other entity, the state's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the state for making the payments.

     State-related debt includes state-supported debt referenced above, as well as state-guaranteed debt (to which the full faith and credit of the state has been pledged), moral obligation financings and certain contingent-contractual obligation financings.



     - Contingent Contractual-Obligation Financing. New York may also enter into statutorily authorized contingent contractual-obligation financings under which the state may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-state resources pledged, or otherwise available, to pay the debt service on the bonds. New York has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2006-07 fiscal year.



     - Moral Obligation Financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the state, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. New York does not intend to increase statutory authorizations for moral obligation bond programs. The state has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2006-07 fiscal year.



     - State-Guaranteed Financings. Pursuant to specific constitutional authorization, New York may also directly guarantee certain public authority obligations. The only current authorization provides for the state guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The state has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the state guarantee in the 2006-07 fiscal year. Payments of debt service on state-guaranteed bonds and notes are legally enforceable obligations of the state.



     New York has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.



     Public Authorities. The fiscal stability of New York is related in part to the fiscal stability of its public authorities, which refers to public benefit corporations, created pursuant to state law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the state itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The state's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using state-supported or state-related debt. As of December 31, 2005, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $124 billion, only a portion of which constitutes state-supported or state-related debt.



     New York City. The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on state aid to balance its budget and meet its cash requirements. It is also possible that the state's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.



     In response to the City's fiscal crisis in 1975, New York took action to help the City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York, to provide the City with financing assistance; the New York State Financial Control Board (FCB), to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC), to assist the Control Board in exercising its powers and responsibilities. The staffs of the FCB, OSDC, the City Comptroller and the Independent Budget Office of the City of New York, issue periodic reports on the City's financial plans.

     Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional state assistance during the last several state fiscal years. Like the state, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the state. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate state assistance.



NON-DIVERSIFICATION



     The New York Tax Free Income Fund is a "non-diversified" investment company, which means such Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, the New York Tax Free Income Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. If the New York Tax Free Income Fund qualifies as a regulated investment company under the Code, it will be relieved of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify, among other requirements, the New York Tax Free Income Fund must limit its investments so that, at the close of each quarter of such Fund's taxable year, (i) not more than 25% of the market value of such Fund's total assets is invested in securities of a single issuer (other than the U.S. government, its agencies and instrumentalities or other regulated investment companies) or of two or more issuers which such Fund controls and which are determined to be in the same or similar, or related, trades or businesses, and (ii) at least 50% of the market value of its total assets is invested in cash, cash items, securities of the U.S. government, its agencies and instrumentalities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. Since the New York Tax Free Income Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in such Fund may, under certain circumstances, present greater risks to an investor than an investment in a diversified company.


                             STRATEGIC TRANSACTIONS


     Each Fund may, but is not required to, use various investment strategies as described below ("Strategic Transactions") to earn income, to facilitate portfolio management and to seek to mitigate risks. Techniques and instruments may change over time as new instruments and strategies are developed or as regulatory changes occur. Although the Adviser seeks to use such transactions to further each Fund's investment objective, no assurance can be given that the use of these transactions will achieve this result. Each Fund's activities involving Strategic Transactions may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.


OPTIONS


     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future contract, index or other instrument might be intended to protect such Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.


     With certain exceptions, OCC issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


     Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only enter into OTC options that have a buy-back provision permitting such Fund to require the Counterparty to close the option at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.



     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, such Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker-dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO.



     If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase such Fund's income. The sale of put options can also provide income.



     Each Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities, corporate debt securities that are traded on securities exchanges and in the OTC markets and related futures contracts. All calls sold by a Fund must be "covered" (i.e., such Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by such Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require such Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by a Fund with respect to securities not owned by such Fund, that Fund may be required to acquire the underlying security at a disadvantageous price to satisfy its obligation with respect to the call option.



     Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and corporate debt securities (whether or not it holds the above securities in its portfolio.) Each Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures contracts and options on futures contracts. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.


FUTURES CONTRACTS


     Each Fund may enter into financial futures contracts or purchase or sell put and call options on futures contracts as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures contracts generally are bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by a Fund, as purchaser, to take delivery from the seller of the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures contracts and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures contracts and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.



     Each Fund's use of financial futures contracts and options on futures contracts will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option on a futures contract requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures contracts involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures contract position just as it would for any position. Futures contracts and options on futures contracts are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.



     Each Fund will not enter into a futures contract or an option on a futures contract (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options on futures contracts would exceed 5% of such Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options on futures contracts are described below.


OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES


     Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


COMBINED TRANSACTIONS


     Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures contracts transactions and multiple interest rate transactions and any combination of futures contracts, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of such Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


SWAPS, CAPS, FLOORS AND COLLARS


     Among the Strategic Transactions into which the Funds may enter are swap transactions, including but not limited to, interest rate and index swaps, and may purchase or sell caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities such Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream such Fund may be obligated to pay.



     Index swaps are used as substitutes for owning the physical securities that compose a given market index, or to obtain non-leveraged exposure in markets where no physical securities are available such as an interest rate index. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


     Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.



     The Strategic Municipal Income Fund may also enter into credit default swap contracts and options thereon for hedging purposes or to gain exposure to a credit in which such Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer (reference entity). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the reference entity has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the reference entity remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the reference entity.



     Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. A large number of banks and investment banking firms act both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.



     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. The use of swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.


USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS


     Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash and/or liquid securities to the extent such Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, such Fund must segregate cash and/or liquid securities in an amount at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate. For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash and/or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities which correlate with the index or to segregate cash and/or liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash and/or liquid securities equal to the exercise price.



     OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash and/or liquid securities equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, such Fund will segregate, until the option expires or is closed out, cash and/or liquid securities equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and such Fund will segregate an amount of cash and/or liquid securities equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.



     In the case of a futures contract or an option on a futures contract, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash and/or liquid securities sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract.



     With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash and/or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of cash and/or liquid securities with a value equal to a Fund's net obligation, if any.



     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund also may enter into offsetting transactions so that its combined position, coupled with any segregated cash and/or liquid securities, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by such Fund. Moreover, instead of segregating cash and/or liquid securities if a Fund held a futures contract or forward contract, it could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions also may be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash and/or liquid securities equal to any remaining obligation would need to be segregated.


                            INVESTMENT RESTRICTIONS


     Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval by the vote of a majority of its outstanding voting securities, which is defined by the 1940 Act as the lesser of
(i) 67% or more of a Fund's voting securities present at a meeting, if the holders of more than 50% of such Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. With respect to the limitations on illiquid securities and borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.

CALIFORNIA INSURED TAX FREE FUND



     California Insured Tax Free Fund's fundamental investment restrictions provide that such Fund shall not:



      1. Purchase any securities (other than tax exempt obligations guaranteed by the U.S. government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities or any single issuer, except that up to 25% of the Fund's total assets may be invested without regard to such limitation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      2. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when-issued" and "delayed delivery" transactions as described in the Prospectus.



      4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.



      5. Buy any securities "on margin." The deposit of initial or maintenance margin in connection with interest rate or other financial futures contracts or index contracts or options on futures contracts is not considered the purchase of a security on margin.



      6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contracts or index contracts or options on futures contracts, except as hedging transactions in accordance with the requirements of the SEC and the CFTC.



      7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.



      8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act as amended from time to time.



     10. Invest in equity interests in oil, gas or other mineral exploration or development programs.

     11. Purchase or sell real estate commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities in which the Fund may invest are considered to be interests in real estate.



INSURED TAX FREE INCOME FUND



     Insured Tax Free Income Fund's fundamental investment restrictions provide that such Fund shall not:



     1. Purchase any securities (other than tax exempt obligations guaranteed by the United States government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     2. Invest more than 25% of its assets in a single industry; however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when-issued" and "delayed delivery" transactions as described in a Prospectus.



     4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.



     5. Buy any securities "on margin." The deposit of initial or maintenance margin in connection with interest rate or other financial futures contracts or index contracts or options on futures contracts is not considered the purchase of a security on margin.



     6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contracts or index contracts or options on futures contracts, except as hedging transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.



     7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.



     8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
        (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     10. Invest in equity interests in oil, gas or other mineral exploration or development programs.



     11. Purchase or sell real estate, commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate.



INTERMEDIATE TERM MUNICIPAL INCOME FUND



     Intermediate Term Municipal Income Fund's fundamental investment restrictions provide that such Fund shall not:



      1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the U.S. government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      2. Invest more than 25% of its assets in a single industry; however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal securities market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry; and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions.



      4. Make loans of money or property, except to the extent the obligations the Fund may invest in are considered to be loans and except to the extent that the Fund may lend money or property in connection with maintenance of the value of or the Fund's interest with respect to the securities owned by the Fund.



      5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with Strategic Transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.



      6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contract or index contracts or options on futures contracts, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the CFTC.



      7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

      8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



      9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.



     11. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.



MUNICIPAL INCOME FUND



     Municipal Income Fund's fundamental investment restrictions provide that such Fund shall not:



     1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the U.S. government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets (taken at current market value) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
        (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     2. Invest more than 25% of its assets in a single industry, however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions.



     4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.



     5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.



     6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contracts or index contracts or options on futures contracts, except as hedging or risk management transactions in accordance with the requirements of the SEC and the CFTC.



     7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.



     8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs.



     11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures contracts and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.



NEW YORK TAX FREE INCOME FUND



     New York Tax Free Income Fund's fundamental investment restrictions provide that such Fund shall not:



     1. Invest more than 25% of its assets in a single industry; however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions.



     3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.



     4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.



     5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contracts or index contracts or options on futures contracts, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the CFTC.



     6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.



     7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



     9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.



     10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.



STRATEGIC MUNICIPAL INCOME FUND



     Strategic Municipal Income Fund's fundamental investment restrictions provide that such Fund shall not:



   1. Purchase any securities (other than tax exempt obligations guaranteed by the U.S. government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



   2. Invest more than 25% of its assets in a single industry; however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry; and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when-issued" and "delayed delivery" transactions.



   4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.



   5. Buy any securities "on margin." The deposit of initial or maintenance margin in connection with interest rate or other financial futures contracts or index contracts or options on futures contracts is not considered the purchase of a security on margin.



   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures contracts or index contracts or options on futures contracts, except as hedging transactions in accordance with the requirements of the SEC and the CFTC.



   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in their respective portfolios.



   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.



  10. Invest in equity interests in oil, gas or other mineral exploration of development programs.



  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures contracts and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.



     The latter part of certain of a Fund's fundamental investment restrictions (i.e., the references to "as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to a Fund from the provisions of the 1940 Act, as amended from time to time") provide a Fund with flexibility to change its limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Funds' Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.


NON-FUNDAMENTAL POLICIES


     Each Fund has adopted the following operating policies which may be amended by its Board of Trustees. Each Fund shall not:


     1. Invest in other investment companies in reliance on section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.


     2. Invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal bond market; however, each Fund will not invest 25% or more of its assets in industrial development bonds in a single industry, and except that such Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

                   DESCRIPTION OF INSURER FINANCIAL STRENGTH RATINGS

        RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY


     The insurer financial strength is rated by S&P and Moody's. Descriptions of these ratings, which are particularly applicable to the California Insured Tax Free Fund and the Insured Tax Free Income Fund, are set forth below:


DESCRIPTION OF S&P'S RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

     A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

     This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

     Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

     Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security.

LONG-TERM INSURER FINANCIAL STRENGTH RATINGS

     An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

     AAA. An insurer rated "AAA" has extremely strong financial security characteristics. "AAA" is the highest insurer financial strength rating assigned by S&P.

     AA. An insurer rated "AA" has very strong financial security characteristics, differing only slightly from those rated higher.

     A. An insurer rated "A" has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

     BBB. An insurer rated "BBB" has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

     An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strengths. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

     BB. An insurer rated 'BB' has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

     B. An insurer rated 'B' has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

     CCC. An insurer rated 'CCC' has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

     CC. An insurer rated 'CC' has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

     R. An insurer rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

     NR. An insurer designated 'NR' is not rated, which implies no opinion about the insurer's financial security.

     PLUS (+) OR MINUS (-). Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) show relative standing within the major rating categories.

     CREDITWATCH. CreditWatch highlights the potential direction of a rating, focusing on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P's. The events may include mergers, recapitalizations, voter referenda, regulatory actions, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is needed to evaluate the rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means that a rating may be lowered; "developing" means that a rating may be raised, lowered or affirmed.

     NATIONAL SCALE RATINGS. National scale ratings, denoted with a prefix such as 'mx' (Mexico) or 'ra' (Argentina), assess an insurer's financial security relative to other insurers in its home market. For more information, refer to the separate definitions for national scale ratings.

SHORT-TERM INSURER FINANCIAL STRENGTH RATINGS

     Short-Term insurer financial strength ratings reflect the insurer's creditworthiness over a short-term time horizon.

     A-1. An insurer rated 'A-1' has a strong ability to meet its financial commitments on short-term policy obligations. It is rated in the highest category by S&P's. Within this category, certain insurers are designated with a plus sign (+). This indicates that the insurer's ability to meet its financial commitments on short-term policy obligations is extremely strong.

     A-2. An insurer rated 'A-2' has a good ability to meet its financial commitments on short-term policy obligations. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than insurers in the highest rating category.

     A-3. An insurer rated 'A-3' has an adequate ability to meet its financial commitments on short-term policy obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened ability of the insurer to meet its financial obligations.

     B. An insurer rated 'B' is regarded as vulnerable and has significant speculative characteristics. The insurer currently has the ability to meet its financial commitments on short-term policy obligations; however, it faces major ongoing uncertainties which could lead to the insurer's inadequate ability to meet its financial obligations.

     C. An insurer rated 'C' is regarded as currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on short-term policy obligations.

     R. See definition of "R" under long-term ratings.

     PLUS (+) OR MINUS (-). Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     S&P's ratings and other assessments of creditworthiness and financial strength are not a recommendation to purchase or discontinue any policy or contract issues by an insurer or to buy, hold, or sell any security issued by an insurer. In addition, neither a rating nor an assessment is a guaranty of an insurer's financial strength.

DESCRIPTION OF MOODY'S INSURANCE COMPANY FINANCIAL STRENGTH RATINGS

     Moody's Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

     Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody's insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

     Moody's assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody's makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody's opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

LONG-TERM INSURANCE FINANCIAL STRENGTH RATINGS

     Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

     AAA. Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

     AA. Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

     A. Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA. Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     BA. Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

     B. Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

     CAA. Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

     CA. Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

     C. Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

     NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

SHORT-TERM INSURANCE FINANCIAL STRENGTH RATINGS

     Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

     Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

     P-1. Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

     P-2. Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

     P-3. Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

     NP. Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

     When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

     In assigning ratings to such insurers, Moody's evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

                             TRUSTEES AND OFFICERS


     The business and affairs of each Fund are managed under the direction of the Funds' Board of Trustees and the Funds' officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of each Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.


                              INDEPENDENT TRUSTEES

                                                                                                       NUMBER OF
                                               TERM OF                                                  FUNDS IN
                                              OFFICE AND                                                  FUND
                                 POSITION(S)  LENGTH OF                                                 COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                       OVERSEEN
OF INDEPENDENT TRUSTEE            EACH FUND     SERVED    DURING PAST 5 YEARS                          BY TRUSTEE
David C. Arch (62)               Trustee          +       Chairman and Chief Executive Officer of          73
Blistex Inc.                                              Blistex Inc., a consumer health care
1800 Swift Drive                                          products manufacturer.
Oak Brook, IL 60523

Jerry D. Choate (69)             Trustee          +       Prior to January 1999, Chairman and Chief        73
33971 Selva Road                                          Executive Officer of the Allstate
Suite 130                                                 Corporation ("Allstate") and Allstate
Dana Point, CA 92629                                      Insurance Company. Prior to January 1995,
                                                          President and Chief Executive Officer of
                                                          Allstate. Prior to August 1994, various
                                                          management positions at Allstate.

Rod Dammeyer (67)                Trustee          +       President of CAC, L.L.C., a private company      73
CAC, L.L.C.                                               offering capital investment and management
4350 LaJolla Village Drive                                advisory services.
Suite 980
San Diego, CA 92122-6223



NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
David C. Arch (62)               Trustee/Director/
Blistex Inc.                     Managing General
1800 Swift Drive                 Partner of funds in
Oak Brook, IL 60523              the Fund Complex.
                                 Director of the
                                 Heartland Alliance, a
                                 nonprofit
                                 organization serving
                                 human needs based in
                                 Chicago. Board member
                                 of the Illinois
                                 Manufacturers'
                                 Association.

Jerry D. Choate (69)             Trustee/Director/
33971 Selva Road                 Managing General
Suite 130                        Partner of funds in
Dana Point, CA 92629             the Fund Complex.
                                 Director of H&R
                                 Block, Amgen Inc., a
                                 biotechnological
                                 company, and Valero
                                 Energy Corporation,
                                 an independent
                                 refining company.

Rod Dammeyer (67)                Trustee/Director/
CAC, L.L.C.                      Managing General
4350 LaJolla Village Drive       Partner of funds in
Suite 980                        the Fund Complex.
San Diego, CA 92122-6223         Director of Quidel
                                 Corporation,
                                 Stericycle, Inc.,
                                 Ventana Medical
                                 Systems, Inc. and
                                 Trustee of The
                                 Scripps Research
                                 Institute. Prior to
                                 April 2007, Director
                                 of GATX Corporation.
                                 Prior to April 2004,
                                 Director of
                                 TheraSense, Inc.
                                 Prior to January
                                 2004, Director of
                                 TeleTech Holdings
                                 Inc. and Arris Group,
                                 Inc.


                                                                                                       NUMBER OF
                                               TERM OF                                                  FUNDS IN
                                              OFFICE AND                                                  FUND
                                 POSITION(S)  LENGTH OF                                                 COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                       OVERSEEN
OF INDEPENDENT TRUSTEE            EACH FUND     SERVED    DURING PAST 5 YEARS                          BY TRUSTEE
Linda Hutton Heagy++ (59)        Trustee          +       Managing Partner of Heidrick & Struggles,        73
Heidrick & Struggles                                      an international executive search firm.
233 South Wacker Drive                                    Prior to 1997, Partner of Ray & Berndtson,
Suite 7000                                                Inc., an executive recruiting firm. Prior
Chicago, IL 60606                                         to 1995, Executive Vice President of ABN
                                                          AMRO, N.A., a bank holding company. Prior
                                                          to 1990, Executive Vice President of The
                                                          Exchange National Bank.

R. Craig Kennedy (55)            Trustee          +       Director and President of the German             73
1744 R Street, NW                                         Marshall Fund of the United States, an
Washington, DC 20009                                      independent U.S. foundation created to
                                                          deepen understanding, promote collaboration
                                                          and stimulate exchanges of practical
                                                          experience between Americans and Europeans.
                                                          Formerly, advisor to the Dennis Trading
                                                          Group Inc., a managed futures and option
                                                          company that invests money for individuals
                                                          and institutions. Prior to 1992, President
                                                          and Chief Executive Officer, Director and
                                                          member of the Investment Committee of the
                                                          Joyce Foundation, a private foundation.

Howard J Kerr (72)               Trustee          +       Prior to 1998, President and Chief               73
14 Huron Trace                                            Executive Officer of Pocklington
Galena, IL 61036                                          Corporation, Inc., an investment holding
                                                          company.

Jack E. Nelson (71)              Trustee          +       President of Nelson Investment Planning          73
423 Country Club Drive                                    Services, Inc., a financial planning
Winter Park, FL 32789                                     company and registered investment adviser
                                                          in the State of Florida. President of
                                                          Nelson Ivest Brokerage Services Inc., a
                                                          member of the Financial Industry Regulatory
                                                          Authority ("FINRA"), Securities Investors
                                                          Protection Corp. and the Municipal
                                                          Securities Rulemaking Board. President of
                                                          Nelson Sales and Services Corporation, a
                                                          marketing and services company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee          +       President Emeritus and Honorary Trustee of       73
1126 E. 59th Street                                       the University of Chicago and the Adam
Chicago, IL 60637                                         Smith Distinguished Service Professor in
                                                          the Department of Economics at the
                                                          University of Chicago. Prior to July 2000,
                                                          President of the University of Chicago.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Linda Hutton Heagy++ (59)        Trustee/Director/
Heidrick & Struggles             Managing General
233 South Wacker Drive           Partner of funds in
Suite 7000                       the Fund Complex.
Chicago, IL 60606                Trustee on the
                                 University of Chicago
                                 Hospitals Board, Vice
                                 Chair of the Board of
                                 the YMCA of
                                 Metropolitan Chicago
                                 and a member of the
                                 Women's Board of the
                                 University of
                                 Chicago.

R. Craig Kennedy (55)            Trustee/Director/
1744 R Street, NW                Managing General
Washington, DC 20009             Partner of funds in
                                 the Fund Complex.
                                 Director of First
                                 Solar, Inc.


Howard J Kerr (72)               Trustee/Director/
14 Huron Trace                   Managing General
Galena, IL 61036                 Partner of funds in
                                 the Fund Complex.
                                 Director of the Lake
                                 Forest Bank & Trust.
                                 Director of the
                                 Marrow Foundation.

Jack E. Nelson (71)              Trustee/Director/
423 Country Club Drive           Managing General
Winter Park, FL 32789            Partner of funds in
                                 the Fund Complex.


Hugo F. Sonnenschein (67)        Trustee/Director/
1126 E. 59th Street              Managing General
Chicago, IL 60637                Partner of funds in
                                 the Fund Complex.
                                 Trustee of the
                                 University of
                                 Rochester and a
                                 member of its
                                 investment committee.
                                 Member of the
                                 National Academy of
                                 Sciences, the
                                 American
                                 Philosophical Society
                                 and a fellow of the
                                 American Academy of
                                 Arts and Sciences.

                                                                                                       NUMBER OF
                                               TERM OF                                                  FUNDS IN
                                              OFFICE AND                                                  FUND
                                 POSITION(S)  LENGTH OF                                                 COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                       OVERSEEN
OF INDEPENDENT TRUSTEE            EACH FUND     SERVED    DURING PAST 5 YEARS                          BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee          +       Chief Communications Officer of the              73
815 Cumberstone Road                                      National Academy of Sciences/National
Harwood, MD 20776                                         Research Council, an independent, federally
                                                          chartered policy institution, from 2001 to
                                                          November 2003 and Chief Operating Officer
                                                          from 1993 to 2001. Prior to 1993, Executive
                                                          Director of the Commission on Behavioral
                                                          and Social Sciences and Education at the
                                                          National Academy of Sciences/National
                                                          Research Council. From 1980 through 1989,
                                                          Partner of Coopers & Lybrand.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee/Director/
815 Cumberstone Road             Managing General
Harwood, MD 20776                Partner of funds in
                                 the Fund Complex.
                                 Director of Fluor
                                 Corp., an
                                 engineering,
                                 procurement and
                                 construction
                                 organization, since
                                 January 2004.
                                 Director of
                                 Intelligent Medical
                                 Devices, Inc., a
                                 symptom based
                                 diagnostic tool for
                                 physicians and
                                 clinical labs.
                                 Director of the
                                 Institute for Defense
                                 Analyses, a federally
                                 funded research and
                                 development center,
                                 Director of the
                                 German Marshall Fund
                                 of the United States,
                                 Director of the Rocky
                                 Mountain Institute
                                 and Trustee of
                                 California Institute
                                 of Technology and the
                                 Colorado College.


                              INTERESTED TRUSTEE*

                                                                                                        NUMBER OF
                                            TERM OF                                                      FUNDS IN
                                           OFFICE AND                                                      FUND
                              POSITION(S)  LENGTH OF                                                     COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                           OVERSEEN
OF INTERESTED TRUSTEE          EACH FUND     SERVED    DURING PAST 5 YEARS                              BY TRUSTEE
Wayne W. Whalen* (68)         Trustee          +       Partner in the law firm of Skadden, Arps,            73
333 West Wacker Drive                                  Slate, Meagher & Flom LLP, legal counsel to
Chicago, IL 60606                                      funds in the Fund Complex.


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee/Director/
333 West Wacker Drive         Managing General
Chicago, IL 60606             Partner of funds in
                              the Fund Complex.
                              Director of the
                              Abraham Lincoln
                              Presidential Library
                              Foundation.


------------------------------------

+  See Table D below.


++ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).


* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

                                    OFFICERS


                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  EACH FUND         SERVED    DURING PAST 5 YEARS

Ronald E. Robison (69)          President and          +++      President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal                       and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                       since May 2003. Managing Director of Van Kampen Advisors
                                Officer                         Inc. since June 2003. Director of Investor Services since
                                                                September 2002. Director of the Adviser, Van Kampen
                                                                Investments and Van Kampen Exchange Corp. since January
                                                                2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                & Co. Incorporated. Managing Director and Director of Morgan
                                                                Stanley Investment Management Inc. Chief Administrative
                                                                Officer, Managing Director and Director of Morgan Stanley
                                                                Investment Advisors Inc. and Morgan Stanley Services Company
                                                                Inc. Managing Director and Director of Morgan Stanley
                                                                Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                Executive Officer and Director of Morgan Stanley Trust.
                                                                Executive Vice President and Principal Executive Officer of
                                                                the Institutional and Retail Morgan Stanley Funds. Director
                                                                of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                Officer of Morgan Stanley Investment Management Inc. and
                                                                Executive Vice President of funds in the Fund Complex from
                                                                May 2003 to September 2005.

Dennis Shea (54)                Vice President         +++      Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                                Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                              and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                Equity of the same entities since February 2006. Vice
                                                                President of Morgan Stanley Institutional and Retail Funds
                                                                since February 2006. Vice President of funds in the Fund
                                                                Complex since March 2006. Previously, Managing Director and
                                                                Director of Global Equity Research at Morgan Stanley from
                                                                April 2000 to February 2006.

J. David Germany (53)           Vice President         +++      Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                                 Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                    and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E144 AD                                             Global Fixed Income of the same entities since December
                                                                2005. Managing Director and Director of Morgan Stanley
                                                                Investment Management Ltd. Director of Morgan Stanley
                                                                Investment Management (ACD) Limited since December 2003.
                                                                Vice President of Morgan Stanley Institutional and Retail
                                                                Funds since February 2006. Vice President of funds in the
                                                                Fund Complex since March 2006.

Amy R. Doberman (45)            Vice President         +++      Managing Director and General Counsel - U.S. Investment
522 Fifth Avenue                                                Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                              Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                the Adviser. Vice President of the Morgan Stanley
                                                                Institutional and Retail Funds since July 2004 and Vice
                                                                President of funds in the Fund Complex since August 2004.
                                                                Previously, Managing Director and General Counsel of
                                                                Americas, UBS Global Asset Management from July 2000 to July
                                                                2004 and General Counsel of Aeltus Investment Management,
                                                                Inc. from January 1997 to July 2000.

Stefanie V. Chang (41)          Vice President         +++      Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary                   Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                              Complex.

John L. Sullivan (52)           Chief Compliance       +++      Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza -- Suite 100   Officer                         August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                      Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                Investments, Vice President, Chief Financial Officer and
                                                                Treasurer of funds in the Fund Complex and head of Fund
                                                                Accounting for Morgan Stanley Investment Management Inc.
                                                                Prior to December 2002, Executive Director of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial        +++      Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza -- Suite 100   Officer and                     Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                       of funds in the Fund Complex since June 2007. Prior to June
                                                                2007, Senior Vice President of Northern Trust Company,
                                                                Treasurer and Principal Financial Officer for Northern Trust
                                                                U.S. mutual fund complex.


------------------------------------


+++ See Table E below.

COMPENSATION


     Each trustee/director/managing general partner (hereinafter referred to in this section as "trustee") who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Distributor (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows such trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by a Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, a Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a Fund. Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from a Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from a Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a Fund.


     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE


                                                                          FUND COMPLEX
                                                          ---------------------------------------------
                                                                           AGGREGATE
                                                           AGGREGATE       ESTIMATED
                                                          PENSION OR        MAXIMUM           TOTAL
                                                          RETIREMENT        ANNUAL        COMPENSATION
                                           AGGREGATE       BENEFITS      BENEFITS FROM       BEFORE
                                          COMPENSATION    ACCRUED AS       THE FUND       DEFERRAL FROM
                                            FROM THE        PART OF      COMPLEX UPON         FUND
                  NAME                      TRUST(1)      EXPENSES(2)    RETIREMENT(3)     COMPLEX(4)
                  ----                    ------------    -----------    -------------    -------------
INDEPENDENT TRUSTEES
David C. Arch                               $              $               $                $
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Suzanne H. Woolsey
INTERESTED TRUSTEE
Wayne W. Whalen


------------------------------------


(1) The amounts shown in this column represent the aggregate compensation before deferral from all operating series of the Trust during the fiscal year ended September 30, 2007. The details of aggregate compensation before deferral for each operating series of the Trust during the fiscal year ended September 30, 2007 are shown in Table A below. The details of compensation deferred for each operating series of the Trust during the fiscal year ended September 30, 2007 are shown in Table B below. The details of cumulative deferred compensation (including interest) for each operating series of the Trust as of September 30, 2007 are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(2) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds' respective fiscal years ended in 2007. The retirement plan is described above the Compensation Table.


(3) For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex as of the date of this Statement of Additional Information for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The retirement plan is described above the Compensation Table. Each trustee has served as a member of the Board of Trustees since the year set forth in Table D below.


(4) The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2007 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.


                                    TABLE A


                  FISCAL YEAR 2007 AGGREGATE COMPENSATION FROM
                            THE TRUST AND EACH FUND



                                                                       INDEPENDENT TRUSTEES
                                     FISCAL    --------------------------------------------------------------------
             FUND NAME              YEAR-END    ARCH     CHOATE    DAMMEYER    HEAGY    KENNEDY    KERR     NELSON
             ---------              --------    ----     ------    --------    -----    -------    ----     ------
California Insured Tax Free Fund...   9/30     $         $         $          $         $         $         $
Insured Tax Free Income Fund.......   9/30
Intermediate Term Municipal Income
  Fund.............................   9/30
Municipal Income Fund..............   9/30
New York Tax Free Income Fund......   9/30
Strategic Municipal Income Fund....   9/30
    Trust Total....................            $         $         $          $         $         $         $

                                                              INTERESTED
                                      INDEPENDENT TRUSTEES     TRUSTEE
                                     ----------------------   ----------
             FUND NAME               SONNENSCHEIN   WOOLSEY     WHALEN
             ---------               ------------   -------     ------
California Insured Tax Free Fund...    $            $          $
Insured Tax Free Income Fund.......
Intermediate Term Municipal Income
  Fund.............................
Municipal Income Fund..............
New York Tax Free Income Fund......
Strategic Municipal Income Fund....
    Trust Total....................    $            $          $


                                    TABLE B


             FISCAL YEAR 2007 AGGREGATE COMPENSATION DEFERRED FROM
                            THE TRUST AND EACH FUND



                                                                                                                       INTERESTED
                                                                          INDEPENDENT TRUSTEES                          TRUSTEE
                                           FISCAL    ---------------------------------------------------------------   ----------
                FUND NAME                 YEAR-END   CHOATE    DAMMEYER    HEAGY    KENNEDY   NELSON    SONNENSCHEIN     WHALEN
                ---------                 --------   ------    --------    -----    -------   ------    ------------     ------
California Insured Tax Free Fund.........   9/30     $         $          $         $         $           $             $
Insured Tax Free Income Fund.............   9/30
Intermediate Term Municipal Income
  Fund...................................   9/30
Municipal Income Fund....................   9/30
New York Tax Free Income Fund............   9/30
Strategic Municipal Income Fund..........   9/30
    Trust Total..........................            $         $          $         $         $           $             $

                                    TABLE C

                        CUMULATIVE COMPENSATION DEFERRED
                                (PLUS INTEREST)

                          FROM THE TRUST AND EACH FUND



                                                                CURRENT INDEPENDENT TRUSTEES
                                   FISCAL    -------------------------------------------------------------------
            FUND NAME             YEAR-END    CHOATE    DAMMEYER    HEAGY     KENNEDY     NELSON    SONNENSCHEIN
            ---------             --------    ------    --------    -----     -------     ------    ------------
California Insured Tax Free
 Fund............................   9/30     $          $          $          $          $            $
Insured Tax Free Income Fund.....   9/30
Intermediate Term Municipal
 Income Fund.....................   9/30
Municipal Income Fund............   9/30
New York Tax Free Income Fund....   9/30
Strategic Municipal Income
 Fund............................   9/30
   Trust Total...................            $          $          $          $          $            $

                                                                                CURRENT
                                                                               INTERESTED
                                          FORMER INDEPENDENT TRUSTEES           TRUSTEE
                                   -----------------------------------------   ----------
            FUND NAME              BRANAGAN     REES     ROBINSON    SISTO       WHALEN
            ---------              --------     ----     --------    -----       ------
California Insured Tax Free
 Fund............................  $          $          $          $           $
Insured Tax Free Income Fund.....
Intermediate Term Municipal
 Income Fund.....................
Municipal Income Fund............
New York Tax Free Income Fund....
Strategic Municipal Income
 Fund............................
   Trust Total...................  $          $          $          $           $


                                    TABLE D


                  YEAR OF ELECTION OR APPOINTMENT TO EACH FUND


                                                                                                                       INTERESTED
                                                                INDEPENDENT TRUSTEES                                    TRUSTEE
                                 -----------------------------------------------------------------------------------   ----------
           FUND NAME             ARCH   CHOATE   DAMMEYER   HEAGY   KENNEDY   KERR   NELSON   SONNENSCHEIN   WOOLSEY     WHALEN
           ---------             ----   ------   --------   -----   -------   ----   ------   ------------   -------     ------
California Insured Tax Free
  Fund.........................  2003    1999      2003     1995     1993     2003    1985        2003        1999        1985
Insured Tax Free Income Fund...  2003    1999      2003     1995     1993     2003    1984        2003        1999        1984
Intermediate Term Municipal
  Income Fund..................  2003    1999      2003     1995     1993     2003    1993        2003        1999        1993
Municipal Income Fund..........  2003    1999      2003     1995     1993     2003    1990        2003        1999        1990
New York Tax Free Income
  Fund.........................  2003    1999      2003     1995     1994     2003    1994        2003        1999        1994
Strategic Municipal Income
  Fund.........................  2003    1999      2003     1995     1993     2003    1985        2003        1999        1985

                                    TABLE E


                  YEAR OF ELECTION OR APPOINTMENT TO EACH FUND



                                                                                         OFFICERS
                                                             ----------------------------------------------------------------
                         FUND NAME                           CHANG   DOBERMAN   GERMANY   ROBISON   SCHULDT   SHEA   SULLIVAN
                         ---------                           -----   --------   -------   -------   -------   ----   --------
California Insured Tax Free Fund...........................  2003      2004      2006      2003      2007     2006     1996
Insured Tax Free Income Fund...............................  2003      2004      2006      2003      2007     2006     1996
Intermediate Term Municipal Income Fund....................  2003      2004      2006      2003      2007     2006     2003
Municipal Income Fund......................................  2003      2004      2006      2003      2007     2006     1996
New York Tax Free Income Fund..............................  2003      2004      2006      2003      2007     2006     1996
Strategic Municipal Income Fund............................  2003      2004      2006      2003      2007     2006     1996


BOARD COMMITTEES


     The Board of Trustees has three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of "Independent Trustees", which is defined for purposes herein as trustees who: (1) are not "interested persons" of any Fund as defined by the 1940 Act and (2) are "independent" of each Fund as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.



     The Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and
R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The audit committee makes recommendations to the Board of Trustees concerning the selection of each Fund's independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of each Fund's annual audit and considers any comments which the independent registered public accounting firm may have regarding each Fund's financial statements, accounting records or internal controls. The Board of Trustees has adopted a formal written charter for the audit committee which sets forth the audit committee's responsibilities. The audit committee has reviewed and discussed the financial statements of each Fund with management as well as with the independent registered public accounting firm of each Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the Statement of Auditing Standards No. 61. The audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, the audit committee recommended to the Board of Trustees of the Funds that each Fund's audited financial statements be included in that Fund's annual report to shareholders for the most recent fiscal year for filing with the SEC.



     The Board's brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. The brokerage and services committee reviews each Fund's allocation of brokerage transactions and soft-dollar practices and reviews the transfer agency and shareholder servicing arrangements with Investor Services.



     The Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The governance committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to each Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of the Funds select and nominate any other nominee Independent Trustees for each Fund. While the Independent Trustees of the Funds expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.



     During each Fund's last fiscal year, the Board of Trustees held meetings. During each Fund's last fiscal year, the audit committee of the
Board held    meetings, the brokerage and services committee of the Board held
   meetings and the governance committee of the Board held    meetings.


SHAREHOLDER COMMUNICATIONS


     Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communication directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either a Fund's office or directly to such Board member(s) at the address specified for such trustee above. Other shareholder communications received by a Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

SHARE OWNERSHIP


     Excluding deferred compensation balances as described in the Compensation Table, as of December 31, 2007, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust beneficially owned equity securities of each Fund and all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.



                2007 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES


INDEPENDENT TRUSTEES

                                                                               TRUSTEES
                                             -----------------------------------------------------------------------------
                                               ARCH      CHOATE      DAMMEYER     HEAGY      KENNEDY      KERR     NELSON
                                               ----      ------      --------     -----      -------      ----     ------
DOLLAR RANGE OF EQUITY SECURITIES IN EACH
 FUND
California Insured Tax Free Fund...........
Insured Tax Free Income Fund...............
Intermediate Term Municipal Income Fund....
Municipal Income Fund......................
New York Tax Free Income Fund..............
Strategic Municipal Income Fund............
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
 IN ALL REGISTERED INVESTMENT COMPANIES
 OVERSEEN BY TRUSTEE IN THE FUND COMPLEX...

                                                    TRUSTEES
                                             -----------------------
                                             SONNENSCHEIN   WOOLSEY
                                             ------------   -------
DOLLAR RANGE OF EQUITY SECURITIES IN EACH
 FUND
California Insured Tax Free Fund...........
Insured Tax Free Income Fund...............
Intermediate Term Municipal Income Fund....
Municipal Income Fund......................
New York Tax Free Income Fund..............
Strategic Municipal Income Fund............
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
 IN ALL REGISTERED INVESTMENT COMPANIES
 OVERSEEN BY TRUSTEE IN THE FUND COMPLEX...


INTERESTED TRUSTEE


                                                               TRUSTEE
                                                              ----------
                                                                WHALEN
                                                                ------
DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
California Insured Tax Free Fund............................
Insured Tax Free Income Fund................................
Intermediate Term Municipal Income Fund.....................
Municipal Income Fund.......................................
New York Tax Free Income Fund...............................
Strategic Municipal Income Fund.............................
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE
  FUND COMPLEX..............................................



     Including deferred compensation balances (which are amounts deferred and thus retained by each Fund as described in the Compensation Table), as of December 31, 2007, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust had in the aggregate, combining beneficially owned equity securities and deferred compensation of each Fund and of all of the funds in the Fund Complex overseen by the trustee, the dollar range amounts specified below.

          2007 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION


INDEPENDENT TRUSTEES


                                                                           TRUSTEES
                              ---------------------------------------------------------------------------------------------------
                                ARCH      CHOATE    DAMMEYER    HEAGY     KENNEDY      KERR      NELSON    SONNENSCHEIN   WOOLSEY
                                ----      ------    --------    -----     -------      ----      ------    ------------   -------
DOLLAR RANGE OF EQUITY
 SECURITIES AND DEFERRED
 COMPENSATION IN EACH FUND
California Insured Tax Free
 Fund.......................
Insured Tax Free Income
 Fund.......................
Intermediate Term Municipal
 Income Fund................
Municipal Income Fund.......
New York Tax Free Income
 Fund.......................
Strategic Municipal Income
 Fund.......................
AGGREGATE DOLLAR RANGE OF
 EQUITY SECURITIES AND
 DEFERRED COMPENSATION IN
 ALL REGISTERED INVESTMENT
 COMPANIES OVERSEEN BY
 TRUSTEE IN THE FUND
 COMPLEX....................


INTERESTED TRUSTEE


                                                               TRUSTEE
                                                              ----------
                                                                WHALEN
                                                                ------
DOLLAR RANGE OF EQUITY SECURITIES AND DEFERRED COMPENSATION
  IN EACH FUND
California Insured Tax Free Fund............................
Insured Tax Free Income Fund................................
Intermediate Term Municipal Income Fund.....................
Municipal Income Fund.......................................
New York Tax Free Income Fund...............................
Strategic Municipal Income Fund.............................
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND DEFERRED
  COMPENSATION IN ALL REGISTERED INVESTMENT COMPANIES
  OVERSEEN BY TRUSTEE IN THE FUND COMPLEX...................



     As of January    , 2008 the trustees and officers of the Funds as a group
owned less than 1% of the shares of each Fund.


CODE OF ETHICS


     Each Fund, the Adviser and the Distributor have adopted a Code of Ethics (the "Code of Ethics") that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by a Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of such Fund or other Van Kampen funds, or that such employees take unfair advantage of their relationship with such Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of a Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                         INVESTMENT ADVISORY AGREEMENT


     Each Fund and the Adviser are parties to an investment advisory agreement (each, an "Advisory Agreement"). Under each Advisory Agreement, a Fund retains the Adviser to manage the investment of such Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement such Fund's investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to such Fund, renders periodic reports to such Fund's Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of such Fund if elected to such positions. Each Fund, however, bears the costs of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of such Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to a Fund for any error of judgment or of law, or for any loss suffered by such Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.



     The Advisory Agreement between each Fund, except New York Tax Free Income Fund, and the Adviser also provides that, in the event the expenses of a Fund for any fiscal year exceed the most restrictive expense limitation applicable in any jurisdiction in which such Fund's shares are qualified for offer and sale (excluding any expenses permitted to be excluded from the computation under applicable law or regulation), the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay such Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the fiscal year.



     During the fiscal years ended September 30, 2007, 2006 and 2005, the Adviser received the approximate advisory fees (net of fee waivers) from each of the Funds as set forth in the table below.



                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                              ------------------------------------
                                                                 2007         2006         2005
FUND NAME                                                     ----------   ----------   ----------
California Insured Tax Free Fund............................  $            $1,081,700   $1,118,900
Insured Tax Free Income Fund................................                5,871,600    6,111,600
Intermediate Term Municipal Income Fund.....................                  458,300      489,300
Municipal Income Fund.......................................                3,111,800    3,202,700
New York Tax Free Income Fund...............................                  262,500      275,900
Strategic Municipal Income Fund.............................                7,504,100    5,813,900



     During the fiscal years ended September 30, 2007, 2006 and 2005, the Adviser waived approximate advisory fees from the Funds as set forth in the table below.



                                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                                              ---------------------------------
                                                                2007        2006        2005
FUND NAME                                                     ---------   ---------   ---------
California Insured Tax Free Fund............................  $                N/A         N/A
Insured Tax Free Income Fund................................                   N/A         N/A
Intermediate Term Municipal Income Fund.....................               114,600     122,300
Municipal Income Fund.......................................                   N/A         N/A
New York Tax Free Income Fund...............................               298,200     298,700
Strategic Municipal Income Fund.............................                   N/A         N/A



N/A -- Not Applicable.


LITIGATION INVOLVING THE ADVISER


     The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the federal district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiff moved to remand the case back to Illinois state court. In July 2007, the district court granted plaintiff's motion to remand the case back to Illinois state court. In October 2007, defendants filed a motion to dismiss the complaint, which remains pending. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.


                                FUND MANAGEMENT

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


CALIFORNIA INSURED TAX FREE FUND



     As of September 30, 2007, Joseph A. Piraro managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, [          ] managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, Robert J. Stryker managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



INSURED TAX FREE INCOME FUND



     As of September 30, 2007, Joseph A. Piraro managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, Robert W. Wimmel managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, [          ] managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, Robert J. Stryker managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



INTERMEDIATE TERM MUNICIPAL INCOME FUND AND MUNICIPAL INCOME FUND



     As of September 30, 2007, Robert W. Wimmel managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     As of September 30, 2007, Neil Stone managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, Steven Kreider managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, Robert J. Stryker managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



NEW YORK TAX FREE INCOME FUND



     As of September 30, 2007, Dennis S. Pietrzak managed   registered
investment companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, [          ] managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, John R. Reynoldson managed   registered
investment companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



STRATEGIC MUNICIPAL INCOME FUND



     As of September 30, 2007, Wayne D. Godlin managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     As of September 30, 2007, James D. Phillips managed   registered investment
companies with a total of approximately $ billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.



     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over such Fund. The portfolio managers of each Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of such Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     - Cash Bonus;


     - Morgan Stanley's Long-Term Incentive Compensation awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards or other investments based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions;


     - Investment Management Alignment Plan (IMAP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu;

     - Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:


     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market index (or indices) for the funds/accounts managed by the portfolio manager. In the case of the Funds, each Fund's investment performance is measured against the indices listed in each Fund's Prospectus and against appropriate rankings or ratings prepared by Morningstar Inc. or similar independent services which monitor each Fund's performance. Other funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such funds/accounts as set forth in such funds'/accounts' disclosure materials and guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described in "Other Accounts Managed by the Portfolio Managers" above. Generally, the greatest weight is placed on the three- and five-year periods.


     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     - Contribution to the business objectives of the Adviser.

     - The dollar amount of assets managed by the portfolio manager.

     - Market compensation survey research by independent third parties.

     - Other qualitative factors, such as contributions to client objectives.

     - Performance of Morgan Stanley and Morgan Stanley Investment Management Inc., and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS


CALIFORNIA INSURED TAX FREE FUND



     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:


     Joseph A. Piraro--;


     [          ]--;


     Robert J. Stryker--.



INSURED TAX FREE INCOME FUND



     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:


     Joseph A. Piraro--;


     Robert W. Wimmel--;


     [          ]--;


     Robert J. Stryker--.



INTERMEDIATE TERM MUNICIPAL INCOME FUND AND MUNICIPAL INCOME FUND



     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in each such Fund is shown below:


     Robert W. Wimmel--;


     Neil Stone--;


     Steven Kreider--;


     Robert J. Stryker--.



NEW YORK TAX FREE INCOME FUND



     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:


     Dennis S. Pietrzak--;


     [          ]--;


     John R. Reynoldson--.



STRATEGIC MUNICIPAL INCOME FUND



     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:


     Wayne D. Godlin--;


     James R. Phillips--.


                                OTHER AGREEMENTS

ACCOUNTING SERVICES AGREEMENT


     Each Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services to such Fund supplementary to those provided by the custodian. Such services are expected to enable each Fund to more closely monitor and maintain its accounts and records. Each Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

LEGAL SERVICES AGREEMENT


     Each Fund and certain other Van Kampen funds have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of each fund's minute books and records, preparation and oversight of each fund's regulatory reports and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds distributed by the Distributor also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


CHIEF COMPLIANCE OFFICER EMPLOYMENT AGREEMENT


     Each Fund has entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, serves as Chief Compliance Officer of such Fund and other Van Kampen funds. The Funds' Chief Compliance Officer and his staff are responsible for administering the compliance policies and procedures of the Funds and other Van Kampen funds. Each Fund reimburses Morgan Stanley for the costs and expenses of such services, including compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.


FUND PAYMENTS PURSUANT TO THESE AGREEMENTS


     Pursuant to these agreements, Morgan Stanley or its affiliates have received from each Fund the following approximate amounts:



                                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                                              ---------------------------------
                                                                2007        2006        2005
                                                              ---------   ---------   ---------
California Insured Tax Free Fund............................  $           $ 62,300    $ 65,400
Insured Tax Free Income Fund................................               124,900     143,400
Intermediate Term Municipal Income Fund.....................                61,900      55,200
Municipal Income Fund.......................................                98,500      91,700
New York Tax Free Income Fund...............................                48,700      47,400
Strategic Municipal Income Fund.............................               183,600     174,800



                            DISTRIBUTION AND SERVICE



     The Distributor acts as the principal underwriter of each Fund's shares pursuant to a written agreement (each, a "Distribution and Service Agreement"). The Distributor has the exclusive right to distribute shares of each Fund through authorized dealers on a continuous basis. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. Each Distribution and Service Agreement is renewable from year to year if approved (a)(i) by a Fund's Board of Trustees or (ii) by a vote of a majority of a Fund's outstanding voting securities and (b) by a vote of a majority of trustees who are not parties to such Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. Each Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days' written notice. The approximate total underwriting commissions on the sale of shares of each Fund for the last three fiscal years are shown in the chart below.



                                   FISCAL YEAR ENDED            FISCAL YEAR ENDED        FISCAL YEAR ENDED SEPTEMBER
                                   SEPTEMBER 30, 2007           SEPTEMBER 30, 2006                 30, 2005
                               --------------------------   --------------------------   ----------------------------
                                  TOTAL         AMOUNTS        TOTAL         AMOUNTS         TOTAL         AMOUNTS
                               UNDERWRITING   RETAINED BY   UNDERWRITING   RETAINED BY   UNDERWRITING    RETAINED BY
FUND NAME                      COMMISSIONS    DISTRIBUTOR   COMMISSIONS    DISTRIBUTOR    COMMISSIONS    DISTRIBUTOR
---------                      ------------   -----------   ------------   -----------   -------------   ------------
California Insured Tax Free
  Fund.......................                                   652,600       80,800          503,900         58,400
Insured Tax Free Income
  Fund.......................                                 1,410,000      169,800        1,666,600        206,300
Intermediate Term Municipal
  Income Fund................                                   277,700       34,800          248,000         22,600
Municipal Income Fund........                                 1,340,600      155,900          695,900         82,600
New York Tax Free Income
  Fund.......................                                   280,600       33,400          311,400         38,000
Strategic Municipal Income
  Fund.......................                                 3,020,416      362,400       13,447,353      1,581,307



     With respect to sales of Class A Shares of each Fund, the total sales charges and concessions reallowed to authorized dealers at the time of purchase are as follows:


                       CLASS A SHARES SALES CHARGE TABLE

                                                                Total Sales Charge
                                                           ----------------------------    Reallowed To
                                                                              As % of       Dealers As
                                                              As % of       Net Amount        a % of
Size of Investment                                         Offering Price    Invested     Offering Price
--------------------------------------------------------------------------------------------------------
Less than $100,000.......................................      4.75%           4.99%          4.25%
$100,000 but less than $250,000..........................      3.75%           3.90%          3.25%
$250,000 but less than $500,000..........................      2.75%           2.83%          2.25%
$500,000 but less than $1,000,000........................      2.00%           2.04%          1.75%
$1,000,000 or more.......................................          *               *              *

--------------------------------------------------------------------------------


* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments a Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. The eighteen-month period ends on the first business day of the nineteenth month after the purchase date. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of a Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by a Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses.



     With respect to sales of Class B Shares and Class C Shares of a Fund, a commission or transaction fee generally will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of a Fund's assets) to authorized dealers who initiate and are responsible for such purchases computed based on a percentage of the dollar value of such shares sold of 4.00% on Class B Shares and 1.00% on Class C Shares.



     Proceeds from any contingent deferred sales charge and any distribution fees on Class B Shares and Class C Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of such Fund's shares, such as the payment to authorized dealers for selling such shares. With respect to Class C Shares, the authorized dealers generally receive from the

Distributor ongoing distribution fees of up to 0.75% of the average daily net assets of a Fund's Class C Shares annually commencing in the second year after purchase.


     With respect to Class I Shares, there are no sales charges paid by investors. Commissions or transaction fees may be paid by the Distributor to authorized dealers.


     Each Fund has adopted a distribution plan (the "Distribution Plan") with respect to each of its Class A Shares, Class B Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Each Fund also adopted a service plan (the "Service Plan") with respect to each of its Class A Shares, Class B Shares and Class C Shares. There is no distribution plan or service plan in effect for Class I Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans." The Plans provide that a Fund may spend a portion of such Fund's average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through the Distribution and Service Agreement with the Distributor of each such class of a Fund's shares, sub-agreements between the Distributor and members of FINRA who are acting as securities dealers and FINRA members or eligible non-members who are acting as brokers or agents and similar agreements between a Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding a Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of a Fund are referred to herein as "financial intermediaries."



     Certain financial intermediaries may be prohibited under law from providing certain underwriting or distribution services. If a financial intermediary was prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a financial intermediary would result in any material adverse consequences to the Funds.



     The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which each Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the trustees, and also by a vote of the disinterested trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the trustees and also by the disinterested trustees. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested trustees or by a vote of a majority of the outstanding voting shares of such class.



     For Class A Shares in any given year in which the Plans are in effect, the Plans generally provide for each Fund to pay the Distributor the lesser of (i) the amount of the Distributor's actual expenses incurred during such year less any deferred sales charges it received during such year (the "actual net expenses") or (ii) the distribution and service fees at the rates specified in the Prospectus applicable to that class of shares (the "plan fees"). Therefore, to the extent the Distributor's actual net expenses in a given year are less than the plan fees for such year, a Fund only pays the actual net expenses. Alternatively, to the extent the Distributor's actual net expenses in a given year exceed the plan fees for such year, a Fund only pays the plan fees for such year. For Class A Shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.



     The Plans for Class B Shares and Class C Shares are similar to the Plans for Class A Shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by a Fund so long as the Plans remain in effect. Thus, for each of the Class B Shares and Class C Shares, in any given year in which the Plans are in effect, the Plans generally provide for a Fund to pay the Distributor the lesser of (i) the applicable amount of the Distributor's actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by such Fund for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, each Fund does not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.


     Because of fluctuations in net asset value, the plan fees with respect to a particular Class B Share or Class C Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.


     As of September 30, 2007, the unreimbursed distribution-related expenses with respect to Class B Shares and Class C Shares, and the percentage of each Fund's net assets attributable to Class B Shares and Class C Shares are represented below.



                                                       B SHARES                       C SHARES
                                             ----------------------------   ----------------------------
                                                             APPROXIMATE                    APPROXIMATE
                                             APPROXIMATE    PERCENTAGE OF   APPROXIMATE    PERCENTAGE OF
                                             UNREIMBURSED    FUND'S NET     UNREIMBURSED    FUND'S NET
FUND NAME                                    DISTRIBUTION      ASSETS       DISTRIBUTION      ASSETS
---------                                    ------------   -------------   ------------   -------------
California Insured Tax Free Fund...........    $                              $
Insured Tax Free Income Fund...............
Intermediate Term Municipal Income Fund....
Municipal Income Fund......................
New York Tax Free Income Fund..............
Strategic Municipal Income Fund............



     If the Plans are terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by such Fund for recovered through contingent deferred sales charges.



     Because each Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the contingent deferred sales charge applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares.

     For the fiscal year ended September 30, 2007, the Distributor received aggregate fees under the Plans as follows:



                                                                                   PERCENTAGE OF
                                                                                      AVERAGE
                                                              FISCAL YEAR ENDED      DAILY NET
FUND NAME                                                     SEPTEMBER 30, 2007      ASSETS
---------                                                     ------------------   -------------
California Insured Tax Free Fund -- Class A.................       $
California Insured Tax Free Fund -- Class B.................
California Insured Tax Free Fund -- Class C.................
Insured Tax Free Income Fund -- Class A.....................
Insured Tax Free Income Fund -- Class B.....................
Insured Tax Free Income Fund -- Class C.....................
Intermediate Term Municipal Income Fund -- Class A..........
Intermediate Term Municipal Income Fund -- Class B..........
Intermediate Term Municipal Income Fund -- Class C..........
Municipal Income Fund -- Class A............................
Municipal Income Fund -- Class B............................
Municipal Income Fund -- Class C............................
New York Tax Free Income Fund -- Class A....................
New York Tax Free Income Fund -- Class B....................
New York Tax Free Income Fund -- Class C....................
Strategic Municipal Income Fund -- Class A..................
Strategic Municipal Income Fund -- Class B..................
Strategic Municipal Income Fund -- Class C..................



     In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of a Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.



     The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of a Fund, to Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") and certain other authorized dealers in connection with the sale or retention of a Fund's shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley & Co. and to other authorized dealers for the purpose of promoting the sale of a Fund's shares, providing a Fund and other Van Kampen funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing a Fund and other Van Kampen funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of a Fund and/or some or all other Van Kampen funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor.

     With respect to Morgan Stanley & Co. financial advisers and intermediaries, these payments currently include the following amounts: (1) for Class A Shares, Class B Shares and Class C Shares (excluding shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), (a) an amount equal to 0.11% of the value (at the time of sale) of gross sales of a Fund's shares and (b) an ongoing annual fee in an amount up to 0.03% of the value of a Fund's shares held (to the extent assets held by Morgan Stanley & Co. accounts in certain Van Kampen Funds exceed $600 million); (2) for Class I Shares (excluding sales through Morgan Stanley Fund Solution(SM) Program, Morgan Stanley Funds Portfolio Architect(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), an ongoing annual fee in an amount up to 0.05% of the value of such shares held; and (3) for shares sold through 401(k) platforms in Morgan Stanley Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the value of a Fund's shares held.



     With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of a Fund's shares and/or (b) an ongoing annual fee in an amount up to 0.13% of the value of a Fund's shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of a Fund's shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.



     The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley & Co. or other authorized dealers may provide Morgan Stanley & Co. or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of a Fund over other investment options with respect to which Morgan Stanley & Co. or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to a Fund's shares.



     With respect to the following Funds, the Distributor has entered into agreements with the following firms whereby certain shares of these Funds will be offered pursuant to such firm's retirement plan alliance program(s):



INTERMEDIATE TERM MUNICIPAL INCOME FUND


Expert Plan


Hartford Life Insurance Company


Hartford Securities Distribution Company, Inc.


JPMorgan Retirement Plan Services LLC


Massachusetts Mutual Life Insurance Company


Reliance Trust Company


The Princeton Retirement Group, Inc.



MUNICIPAL INCOME FUND


SunGuard Investment Products Inc.


MetLife Securities, Inc.



STRATEGIC MUNICIPAL INCOME FUND


ExpertPlan


Hartford Life Insurance Company


Hartford Securities Distribution Company, Inc.


JPMorgan Retirement Plan Services LLC


Massachusetts Mutual Life Insurance Company


Reliance Trust Company


The Princeton Retirement Group, Inc.



     Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through a broker-dealer retirement plan alliance program should contact the firms mentioned above for further information concerning the program(s) including, but not limited to, minimum size and operational requirements, as well as the ability to purchase Class A Shares at net asset value or the availability of other share classes.



     From time to time, the Distributor may enter into agreements with broker-dealers to offer the Funds through retirement plan alliance programs that offer multiple fund families. These programs may have special investment minimums and operational requirements. For more information, trustees and other fiduciaries should contact the Distributor.


                                 TRANSFER AGENT


     The Funds' transfer agent, shareholder service agent and dividend disbursing agent is Van Kampen Investor Services Inc. The transfer agency fees are determined through negotiations with each Fund and are approved by each Fund's Board of Trustees. The transfer agency fees are based on competitive benchmarks.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


     The Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of each Fund's portfolio business, the policies and practices in this regard are subject to review by each Fund's Board of Trustees.



     As most transactions made by the Funds are principal transactions at net prices, each Fund generally incurs little or no brokerage costs. The portfolio securities in which each Fund invests are normally purchased directly from the issuer or in the over-the-counter market from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include a spread or markup to the dealer between the bid and asked price. Sales to dealers are effected at bid prices. Each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, or may purchase and sell listed securities on an exchange, which are effected through brokers who charge a commission for their services.



     The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to each Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. In selecting among firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. In certain instances, the Adviser may instruct certain broker-dealers to pay for research services provided by executing brokers or third party research providers, which are selected independently by the Adviser. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to a Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with a Fund To the extent that the Adviser receives these services from broker-dealers, it will not have to pay for these services itself.



     The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms (and futures commission merchants) affiliated with the Funds, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Funds' shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.



     The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of such Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.



     Certain broker-dealers (and futures commission merchants), through which the Funds may effect securities (or futures)transactions, are affiliated persons (as defined in the 1940 Act) of the Funds or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Funds' Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Funds must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities or instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for each Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.



     Unless otherwise described below, each Fund paid no commissions to affiliated brokers during the last three fiscal years. Each Fund paid the following commissions to brokers during the fiscal years shown:



                          CALIFORNIA      INSURED      INTERMEDIATE                   NEW YORK      STRATEGIC
FISCAL YEAR ENDED         INSURED TAX    TAX FREE     TERM MUNICIPAL    MUNICIPAL     TAX FREE      MUNICIPAL
SEPTEMBER 30, 2007         FREE FUND    INCOME FUND    INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
------------------        -----------   -----------   --------------   -----------   -----------   -----------
Total brokerage
  commissions...........   $
Commissions with Morgan
  Stanley & Co..........
Percentage of
  commissions with
  affiliate to total
  commissions...........
Percentage of total
  value of brokerage
  transactions with
  Morgan Stanley &
  Co....................
Commission for research
  services..............
Value of research
  transactions..........

                          CALIFORNIA      INSURED      INTERMEDIATE                   NEW YORK      STRATEGIC
FISCAL YEAR ENDED         INSURED TAX    TAX FREE     TERM MUNICIPAL    MUNICIPAL     TAX FREE      MUNICIPAL
SEPTEMBER 30, 2006         FREE FUND    INCOME FUND    INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
------------------        -----------   -----------   --------------   -----------   -----------   -----------
Total brokerage
  commissions...........   $  1,456      $165,076        $      0       $ 13,596      $      0      $      0
Commissions with Morgan
  Stanley & Co..........          0             0               0              0             0             0
Percentage of
  commissions with
  affiliate to total
  commissions...........         0%            0%              0%             0%            0%            0%
Percentage of total
  value of brokerage
  transactions with
  Morgan Stanley &
  Co....................         0%            0%              0%             0%            0%            0%
Commission for research
  services..............         0%            0%              0%             0%            0%            0%
Value of research
  transactions..........       none          none            none           none          none          none



                          CALIFORNIA      INSURED      INTERMEDIATE                   NEW YORK      STRATEGIC
FISCAL YEAR ENDED         INSURED TAX    TAX FREE     TERM MUNICIPAL    MUNICIPAL     TAX FREE      MUNICIPAL
SEPTEMBER 30, 2005         FREE FUND    INCOME FUND    INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
------------------        -----------   -----------   --------------   -----------   -----------   -----------
Total brokerage
  commissions...........   $      0      $ 80,348        $  6,528       $ 15,803      $      0      $131,448
Commissions with Morgan
  Stanley & Co..........          0             0               0              0             0             0
Percentage of
  commissions with
  affiliate to total
  commissions...........         0%            0%              0%             0%            0%            0%
Percentage of total
  value of brokerage
  transactions with
  Morgan Stanley &
  Co....................         0%            0%              0%             0%            0%            0%
Commission for research
  services..............         0%            0%              0%             0%            0%            0%
Value of research
  transactions..........       none          none            none           none          none          none


                              SHAREHOLDER SERVICES


     Each Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. The following information supplements the section in each Fund's Prospectuses captioned "Shareholder Services."


INVESTMENT ACCOUNT


     Each shareholder has an investment account under which the investor's shares of a Fund are held by Investor Services, each Fund's transfer agent. Investor Services performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Except as described in the Prospectuses and this Statement of Additional Information, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Van Kampen funds will receive statements quarterly from Investor Services showing any reinvestments of dividends and capital gain dividends and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gain dividends and systematic purchases or redemptions. Additional shares may be purchased at any time through authorized dealers or by mailing a check and detailed instructions directly to Investor Services.

SHARE CERTIFICATES


     Generally, the Funds will not issue share certificates. However, upon written or telephone request to a Fund, a share certificate will be issued representing shares (with the exception of fractional shares) of such Fund. A shareholder will be required to surrender such certificates upon an exchange or redemption of the shares represented by the certificate. In addition, if such certificates are lost the shareholder must write to Van Kampen Funds Inc., c/o Investor Services, PO Box 947, Jersey City, New Jersey 07303-0947, requesting an "Affidavit of Loss" and obtain a Surety Bond in a form acceptable to Investor Services. On the date the letter is received, Investor Services will calculate the fee for replacing the lost certificate equal to no more than 1.50% of the net asset value of the issued shares, and bill the party to whom the replacement certificate was mailed.


RETIREMENT PLANS

     Eligible investors may establish individual retirement accounts ("IRAs"); SEP; 401(k) plans; 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations; or other pension or profit sharing plans. Documents and forms containing detailed information regarding these plans are available from the Distributor.

AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS


     Shareholders can use ACH to have redemption proceeds up to $50,000 deposited electronically into their bank accounts. Redemption proceeds transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. To utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application form. The shareholder must also include a voided check or deposit slip from the bank account into which redemption proceeds are to be deposited together with the completed application. Once Investor Services has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing Investor Services or by calling (800) 847-2424.


DIVIDEND DIVERSIFICATION


     A shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424, to have all dividends and capital gain dividends paid on a class of shares of a Fund invested into shares of the same class of any of the Participating Funds (as defined in the Prospectuses) so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g. IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from such Fund.


SYSTEMATIC WITHDRAWAL PLAN


     A shareholder may establish a monthly, quarterly, semiannual or annual withdrawal plan if the shareholder owns shares in a single account valued at $5,000 or more at the next determined net asset value per share at the time the plan is established. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each payment represents the proceeds of a redemption of shares on which any capital gain or loss will be recognized. The plan holder may arrange for periodic checks in any amount not less than $25. Such a systematic withdrawal plan may also be maintained by an investor purchasing shares for a retirement plan and may be established on a form made available by a Fund. See "Shareholder
Services -- Retirement Plans."

     Class B Shareholders and Class C Shareholders (as well as Class A Shareholders subject to a contingent deferred sales charge) who establish a systematic withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the plan is established.



     Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain dividends on shares held in accounts with systematic withdrawal plans are reinvested in additional shares at the next determined net asset value per share. If periodic withdrawals continuously exceed reinvested dividends and capital gain dividends, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Redemptions made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event. Each Fund reserves the right to amend or terminate the systematic withdrawal program upon 30 days' notice to its shareholders.


REINSTATEMENT PRIVILEGE


     A Class A Shareholder or Class B Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class A Shares of any Participating Fund. A Class C Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class C Shares of any Participating Fund with credit given for any contingent deferred sales charge paid on the amount of shares reinstated from such redemption, provided that such shareholder has not previously exercised this reinstatement privilege with respect to Class C Shares of such Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the contingent deferred sales charge (if any) to subsequent redemptions. Reinstatements are made at the net asset value per share (without a sales charge) next determined after the order is received, which must be made within 180 days after the date of the redemption, provided that shares of the Participating Fund into which shareholders desire to reinstate their net proceeds of a redemption of shares of a Fund are available for sale. Reinstatement at net asset value per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on their borrowings on such plans, provided that shares of a Fund are available for sale. There is no reinstatement privilege for Class I Shares of the Participating Fund. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event regardless of whether the shareholder reinstates all or any portion of the net proceeds of the redemption. Any such loss may be disallowed, to the extent of the reinstatement, under the so-called "wash sale" rules if the reinstatement occurs within 30 days after such redemption. In that event, the shareholder's tax basis in the shares acquired pursuant to the reinstatement will be increased by the amount of the disallowed loss, and the shareholder's holding period for such shares will include the holding period for the redeemed shares.


                              REDEMPTION OF SHARES


     Redemptions are not made on days during which the New York Stock Exchange (the "Exchange") is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays;
(b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.



     In addition, if the Funds' Board of Trustees determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of a Fund, such Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by such Fund in lieu of cash in conformity with applicable rules of the SEC. A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder's disposition of such in-kind securities.

                    CONTINGENT DEFERRED SALES CHARGE-CLASS A


     As described in each Fund's Class A Shares, Class B Shares and Class C Shares Prospectus under "Purchase of Shares--Class A Shares," there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge ("CDSC-Class A") may be imposed on certain redemptions made within eighteen months of purchase. For purposes of the CDSC-Class A, when shares of a Participating Fund are exchanged for shares of another Participating Fund, the purchase date for the shares acquired by exchange will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC-Class A rather than a front-end load sales charge. In determining whether a CDSC-Class A is payable, it is assumed that shares being redeemed first are any shares in the shareholder's account not subject to a CDSC-Class A, followed by shares held the longest in the shareholder's account. The CDSC-Class A is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC-Class A is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC-Class A is assessed on shares derived from reinvestment of dividends or capital gain dividends.


                  WAIVER OF CONTINGENT DEFERRED SALES CHARGES


     As described in each Fund's Class A Shares, Class B Shares and Class C Shares Prospectus under "Redemption of Shares," redemptions of Class B Shares and Class C Shares will be subject to a contingent deferred sales charge ("CDSC-Class B and C"). The CDSC-Class A (defined above) and CDSC-Class B and C are waived on redemptions in the circumstances described below:


REDEMPTION UPON DEATH OR DISABILITY


     Each Fund will waive the CDSC-Class A and the CDSC-Class B and C on redemptions following the death or disability of a Class A Shareholder, a Class B Shareholder and Class C Shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC-Class A or the CDSC-Class B and C.



     In cases of death or disability, the CDSC-Class A and the CDSC-Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC-Class A and the CDSC-Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.


REDEMPTION IN CONNECTION WITH CERTAIN DISTRIBUTIONS FROM RETIREMENT PLANS


     A Fund will waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The CDSC-Class A and the CDSC-Class B and C will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more Participating Funds; in such event, as described below, a Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC-Class A or CDSC-Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC-Class A and the CDSC-Class B and C also will be waived on any redemption which results from the return of an excess contribution or other contribution pursuant to Internal Revenue Code Section 408(d)(4) or (5), the return of excess contributions or excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2) or the financial hardship of the employee pursuant to U.S. Treasury regulation Section 1.401(k)-1(d)(2). In addition, the CDSC-Class A and the CDSC-Class B and C will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).


     Each Fund does not intend to waive the CDSC-Class A or the CDSC-Class B and C for any distributions from IRAs or other retirement plans not specifically described above.



REDEMPTION PURSUANT TO A FUND'S SYSTEMATIC WITHDRAWAL PLAN



     A shareholder may elect to participate in a systematic withdrawal plan with respect to the shareholder's investment in a Fund. Under the systematic withdrawal plan, a dollar amount of a participating shareholder's investment in a Fund will be redeemed systematically by such Fund on a periodic basis, and the proceeds sent to the designated payee of record. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the systematic withdrawal plan.



     The amount of the shareholder's investment in a Fund at the time the plan is established with respect to such Fund is hereinafter referred to as the "initial account balance." If the initial account balance is $1 million or more and the shareholder purchased Class A Shares without a sales charge, those Class A Shares will, in most instances, be subject to a CDSC-Class A if redeemed within eighteen months of their date of purchase. However, if the shareholder participates in a systematic withdrawal program as described herein, any applicable CDSC-Class A will be waived on those Class A Shares. The amount to be systematically redeemed from a Fund without the imposition of a CDSC-Class A and CDSC-Class B and C may not exceed a maximum of 12% annually of the shareholder's initial account balance. Each Fund reserves the right to change the terms and conditions of the systematic withdrawal plan and the ability to offer the systematic withdrawal plan.


NO INITIAL COMMISSION OR TRANSACTION FEE


     A Fund will waive the CDSC-Class A in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class A Shares. A Fund will waive the CDSC-Class B and C in certain 401(k) plans in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class B Shares and Class C Shares. See "Purchase of Shares--Waiver of Contingent Deferred Sales Charge" in the Class A Shares, Class B Shares and Class C Shares Prospectuses.


INVOLUNTARY REDEMPTIONS OF SHARES


     Each Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Class A Shares, Class B Shares and Class C Shares Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the value of the account up to the required minimum balance. Each Fund will waive the CDSC-Class A and the CDSC-Class B and C upon such involuntary redemption.


REDEMPTION BY ADVISER


     A Fund may waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in such Fund.

                                    TAXATION


FEDERAL INCOME TAXATION OF THE FUNDS



     The Trust and each Fund will be treated as separate corporations for federal income tax purposes. Each Fund intends to qualify each year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, each Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.



     If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss), and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. Each Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. A Fund will not be subject to federal income tax on any net capital gain distributed to shareholders and designated as capital gain dividends.



     To avoid a nondeductible 4% excise tax, each Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income (not including tax-exempt income) for such year, (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, a Fund will be treated as having been distributed.



     If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, such Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.



     Some of each Fund's investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain or "qualified dividend income" into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause such Fund to recognize income or gain without a corresponding receipt of cash,(v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and/or (vii) produce income that will not qualify as good income for purposes of the annual gross income requirement that such Fund must meet to be treated as a regulated investment company. Each Fund intends to monitor its transactions and may make certain tax elections or take other actions to mitigate the effect of these provisions and prevent disqualification of such Fund as a regulated investment company.



     Investments of the Funds in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, a Fund generally will be required to accrue as income each year a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, a Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.

     As discussed above under "Investment Objective, Investment Strategies and Risks -- Municipal Securities," municipal securities, like other debt obligations, are subject to the risk of non-payment, and issuers of municipal securities might seek protection under the bankruptcy laws. Investments in municipal securities that are at risk of or in default may present special tax issues for a Fund. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund, in the event that they arise with respect to municipal securities it owns, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.



CALIFORNIA TAXATION OF THE CALIFORNIA INSURED TAX FREE FUND



     Under existing California income tax law, if at the close of each quarter of the California Insured Tax Free Fund's taxable year at least 50% of the value of its total assets consists of obligations that, when held by individuals, pay interest that is exempt from tax under California law, shareholders of such Fund who are subject to the California personal income tax will not be subject to such tax on distributions with respect to their shares of such Fund to the extent that such distributions are attributable to such tax-exempt interest from such obligations (less expenses applicable thereto). If such distributions are received by a corporation subject to the California franchise tax, however, the distributions will be includable in its gross income for purposes of determining its California franchise tax. Corporations subject to the California corporate income tax may be subject to such taxes with respect to distributions from the California Insured Tax Free Fund. Under California personal property tax law, securities owned by the California Insured Tax Free Fund and any interest thereon are exempt from such personal property tax.



     Generally, any proceeds paid to the California Insured Tax Free Fund under an insurance policy which represent matured interest on defaulted obligations should be exempt from California personal income tax if, and to the same extent that, such interest would have been exempt if paid by the issuer of such defaulted obligations. California tax laws substantially incorporate those provisions of the Code governing the treatment of regulated investment companies.



     The state tax discussion set forth above is for general information only. Prospective investors should consult their own advisers regarding the specific state tax consequences of holding and disposing of shares of the California Insured Tax Free Fund, as well as the effects of federal, local and foreign tax laws and any proposed tax law changes.



NEW YORK TAXATION OF THE NEW YORK TAX FREE INCOME FUND



     The discussion under this heading applies only to shareholders of the New York Tax Free Income Fund that are residents of New York for purposes of the New York State personal income tax and the New York City personal income tax. Individual shareholders will not be subject to New York State or New York City income tax on distributions attributable to interest on New York municipal securities. Individual shareholders that are residents of both New York State and New York City will be subject to New York State and New York City income tax on distributions attributable to other income of the New York Tax Free Income Fund (including net capital gain), and gain on the sale of shares of such Fund. Individual shareholders that are not a resident of New York City will not be subject to the New York City personal income tax. Corporations should note that all or a part of any distribution from the New York Tax Free Income Fund, and gain on the sale of shares of such Fund, may be subject to the New York State corporate franchise tax and the New York City general corporation tax.



     Under currently applicable New York State law, the highest marginal New York State income tax rate imposed on individuals for taxable years beginning in 2006 is 6.85%. This rate applies to a single individual with taxable income in excess of $20,000. Individual taxpayers with New York State adjusted gross income of $100,000 or more must pay a supplemental tax intended to recapture the benefit of graduated tax rates.

     The highest marginal New York City income tax rate imposed on individuals is 3.2% for taxable years beginning in 2006. This rate applies to individuals with taxable income in excess of $50,000.



     Under current law, for taxable years beginning in 2006, New York City residents are also subject to an additional New York City tax surcharge equal to 14% of their New York City tax liability.



     Shareholders subject to taxation in a state other than New York will realize a lower after-tax rate of return if distributions from the New York Tax Free Income Fund are not exempt from taxation in such other state. Shareholders who are not residents of New York State are advised to consult their tax advisors regarding the imposition of New York State personal income taxes. Since the above discussion reflects New York laws as in effect as of the date of this Prospectus, all investors are advised to consult their tax advisors regarding any changes in law after such date.


DISTRIBUTIONS TO SHAREHOLDERS


     Each Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by a Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of such Fund consists of such securities. Insurance proceeds received by the California Insured Tax Free Fund and the Insured Tax Free Income Fund under any insurance policies in respect of scheduled interest payments on defaulted municipal bonds, as described herein, generally will be excludable from gross income under
Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments representing interest on "non-appropriation" municipal lease obligations will be excludable from income for U.S. federal income tax purposes. See "Investment Objective, Investment Strategies and Risks -- Municipal Securities" above.


     Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


     Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by a Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of that Fund receiving dividends during such year.



     Interest on certain "private-activity bonds" is an item of tax preference subject to the federal alternative minimum tax on individuals and corporations. Each Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in a Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by a Fund. In addition, with respect to "non-appropriation" municipal lease obligations in which a Fund may invest, there can be no assurance that, in the case of non-appropriation by a political subdivision, any payments representing interest on such "non-appropriation" municipal lease obligations will be excludable from income for U.S. federal income tax purposes. See "Investment Objective, Investment Strategies and Risks--Municipal Securities" above.


     Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


     Although exempt-interest dividends generally may be treated by a Fund's shareholders as items of interest excludable from their gross income for federal income tax purposes, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by such Fund. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



     While each Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a portion may consist of investment company taxable income. Distributions of a Fund's investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of a Fund's net capital gains, designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder (assuming such shares are held as a capital asset).



     Current law provides for reduced U.S. federal income tax rates on (i) long-term capital gains received by individuals and (ii) "qualified dividend income" received by individuals from certain domestic and foreign corporations. The reduced rates for capital gains generally apply to long-term capital gains from sales or exchanges recognized on or after May 6, 2003, and cease to apply for taxable years beginning after December 31, 2010. The reduced rate for dividends generally applies to "qualified dividend income" received in taxable years beginning after December 31, 2002, and ceases to apply for taxable years beginning after December 31, 2010. Fund shareholders, as well as a Fund itself, must also satisfy certain holding period and other requirements in order for the reduced rate for dividends to apply. Because each Fund intends to invest primarily in debt securities, ordinary income dividends paid by each Fund generally will not be eligible for the reduced rate applicable to "qualified dividend income." To the extent that distributions from a Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains. For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates" below. Some or all of the interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for federal income tax purposes, depending upon the ratio of the exempt-interest dividends to the total of exempt-interest dividends plus taxable dividends received by the shareholder (excluding capital gain dividends) during the year.



     Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The tax basis of such shares will equal their fair market value on the distribution date.



     Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by a Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the taxable year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the dividend. Distributions from a Fund generally will not be eligible for the corporate dividends received deduction.



     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Fund and received by the shareholders on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by such Fund (except for purposes of the nondeductible 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.


SALE OF SHARES

     The sale of shares (including transfers in connection with a redemption or repurchase of shares) may be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize a gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. For a summary of the maximum tax rates applicable to capital gains, see "Capital Gains Rates" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

CAPITAL GAINS RATES


     Under current law, the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers investing in a Fund is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less or (ii) for net capital gains recognized on or after May 6, 2003, 15% for capital assets held for more than one year (20% for net capital gains recognized in taxable years beginning after December 31, 2010). The maximum long-term capital gains rate for corporations is 35%.


BACKUP WITHHOLDING


     Each Fund may be required to withhold federal income tax at a rate of 28% (through 2010) ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends paid to a shareholder if (i) the shareholder fails to properly furnish a Fund with its correct taxpayer identification number (ii) the IRS notifies a Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for U.S. federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.


     Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

INFORMATION REPORTING


     Each Fund must report annually to the IRS and to each shareholder the amount of dividends, capital gain dividends and redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts.


GENERAL


     The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares of a Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

FEDERAL AND CALIFORNIA



           TAXABLE INCOME                                  TAX-EXEMPT YIELD
------------------------------------           -----------------------------------------
                                               3.50%  4.00%  4.50%  5.00%  5.50%   6.00%



                                        TAX
  SINGLE RETURN      JOINT RETURN      RATE*           EQUIVALENT TAXABLE YIELD
  -------------    -----------------   -----   -----------------------------------------
         $0-7,825          $0-15,650   11.8%   3.97%  4.54%  5.10%  5.67%  6.24%   6.80%
     7,825-31,850      15,650-63,700   20.1%   4.38%  5.01%  5.63%  6.26%  6.88%   7.51%
    31,850-77,100     63,700-128,500   32.0%   5.15%  5.88%  6.62%  7.35%  8.09%   8.82%
   77,100-160,850    128,500-195,850   34.7%   5.36%  6.13%  6.89%  7.66%  8.42%   9.19%
  160,850-349,700    195,850-349,700   39.2%   5.76%  6.58%  7.40%  8.22%  9.05%   9.87%
349,700-1,000,000  349,700-1,000,000   41.0%   5.93%  6.78%  7.63%  8.47%  9.32%  10.17%
   Over 1,000,000     Over 1,000,000   41.7%   6.00%  6.86%  7.72%  8.58%  9.43%  10.29%


---------------


* The state tax brackets are those for 2006. The 2007 brackets will be adjusted based on changes in the California Consumer Price Index. These adjustments have not yet been released. Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any alternative minimum taxes or any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used.



   2007 FEDERAL NEW YORK STATE AND NEW YORK CITY TAXABLE VS. TAX-FREE YIELDS



     SINGLE             JOINT         TAX
     RETURN            RETURN        RATE*   3.50%   4.00%   4.50%    5.00%    5.50%
----------------   ---------------   -----   -----   -----   ------   ------   ------
$        0-7,825   $      0-15,650   16.2%   4.18%   4.77%    5.37%    5.97%     6.56%
    7,825-31,850     15,650-63,700   23.9    4.60    5.26     5.91     6.57      7.23
   31,850-77,100    63,700-128,500   32.9    5.22    5.96     6.71     7.45      8.20
  77,100-160,850   128,500-195,850   35.6    5.43    6.21     6.99     7.76      8.54
 160,850-349,700   195,850-349,700   5.83    6.67    7.50     8.33     9.17
    Over 349,700      Over 349,700   41.8    6.01    6.87     7.73     8.59      9.45


---------------

* Combined Tax Rate included Federal, State and New York City income taxes. Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed (other than New York City), or (iii) any alternative minimum taxes or any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York supplemental income tax based upon a taxpayer's New York taxable income and New York adjusted gross income.



          2007 FEDERAL AND NEW YORK STATE TAXABLE VS. TAX-FREE YIELDS



     SINGLE             JOINT          TAX
     RETURN             RETURN        RATE*   3.50%   4.00%   4.50%   5.00%    5.50%
----------------   ----------------   -----   -----   -----   -----   ------   ------
$        0-7,825   $       0-15,650   13.6%   4.05%   4.63%   5.21%    5.79%     6.37%
    7,825-31,850      15,650-63,700   20.8    4.42    5.05    5.68     6.31      6.94
   31,850-77,100     63,700-128,500   30.1    5.01    5.72    6.44     7.15      7.87
  77,100-160,850    128,500-195,850   32.9    5.22    5.96    6.71     7.45      8.20
 160,850-349,700    195,850-349,700   37.6    5.61    6.41    7.21     8.01      8.81
    Over 349,700       Over 349,700   39.5    5.79    6.61    7.44     8.26      9.09


---------------

* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any alternative minimum taxes or any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York supplemental income tax based upon a taxpayer's New York taxable income and New York adjusted gross income.

                                FUND PERFORMANCE


     From time to time each Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one-year, five-year and ten-year periods (or life of such Fund, if shorter). Other total return quotations, aggregate or average, over other time periods may also be included.



     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in such Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes the maximum sales charge for Class A Shares); that all income dividends or capital gain dividends during the period are reinvested in a Fund's shares at net asset value; and that any applicable contingent deferred sales charge has been paid. A Fund's total return will vary depending on market conditions, the securities comprising such Fund's portfolio, such Fund's operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends or capital gain dividends paid by a Fund or to reflect that 12b-1 fees may have changed over time.


     Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.


     The after-tax returns of a Fund may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns.



     A Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of such Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of a Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.



     In addition to total return information, a Fund may also advertise its current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing a Fund's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding.



     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or less than a Fund's then current dividend rate.



     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by such Fund, portfolio maturity and such Fund's expenses.



     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, such Fund's investment policies, and the risks of investing in shares of such Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



     Yield and total return are calculated separately for Class A Shares, Class B Shares, Class C Shares and Class I Shares of a Fund. Total return figures for Class A Shares include the maximum sales charge. Total return figures for Class B Shares and Class C Shares include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total returns for each class of shares will differ.



     From time to time, a Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of such Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate differs from yield, which is a measure of the income actually earned by a Fund's investments, and from total return which is a measure of the income actually earned by a Fund's investments plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by a Fund. Distribution rates will be computed separately for each class of a Fund's shares.



     From time to time, a Fund's marketing materials may include an update from the portfolio manager or the Adviser and a discussion of general economic conditions and outlooks. A Fund's marketing materials may also show such Fund's asset class diversification, top sector holdings and largest holdings and other information about such Fund, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how the Distributor believes a Fund compares relative to other Van Kampen funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten-year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of whether shareholders purchased their funds' shares in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The performance of the funds purchased by investors in the Dalbar study and the conclusions based thereon are not necessarily indicative of future performance of such funds or conclusions that may result from similar studies in the future. A Fund may also be marketed on the internet.



     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the rankings or ratings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds with the Consumer Price Index, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking or rating services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of a Fund's shares. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce such Fund's performance. A Fund will include performance data for each class of shares of such Fund in any advertisement or information including performance data of such Fund.



     A Fund may also utilize performance information in hypothetical illustrations. For example, a Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market;
(3) illustrate allocations among different types of mutual funds for investors at different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return.


     Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of a Fund's yield. A Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of such Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of such Fund's yield, if any, that is not tax-exempt.



     Each Fund's Annual Report and Semiannual Report contain additional performance information. A copy of each Annual Report or Semiannual Report may be obtained without charge from our web site at www.vankampen.com or by calling or writing a Fund at the telephone number or address printed on the cover of this Statement of Additional Information.



     The results shown below are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of a Fund's investment objective and policies as well as the risks incurred in such Fund's investment practices.



                                                                                                    CUMULATIVE
                                                    AVERAGE ANNUAL TOTAL RETURN,                 NON-STANDARDIZED
                                                  PERIOD ENDED SEPTEMBER 30, 2007                  TOTAL RETURN
                                             ------------------------------------------    ----------------------------
                                INCEPTION                                                     SINCE           SINCE
                                  DATE       ONE-YEAR(1)    FIVE-YEAR(1)    TEN-YEAR(1)    INCEPTION(1)    INCEPTION(2)
California Insured Tax Free
  Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............
Insured Tax Free Income Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............
Intermediate Term Municipal
  Income Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............
Municipal Income Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............
New York Tax Free Income Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............
Strategic Municipal Income
  Fund
  Class A Shares..............
  Class B Shares(3)...........
  Class C Shares(4)...........
  Class I Shares..............


---------------

(1) Assumes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.

(2) Excluding payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.



(3) Each Fund's average annual total return and cumulative non-standardized total return for Class B Shares reflects the conversion of such shares into Class A Shares. Class B Shares purchased before June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically converted to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class B Shares purchased on or after June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased.



(4) Each Fund's cumulative non-standardized total return for Class C Shares reflects the conversion of such shares into Class A Shares. Class C Shares purchased before January 1, 1997, including Class C Shares received from reinvestment of distributions through the dividend investment plan on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased.



                                                                                        TAXABLE EQUIVALENT
                                                                                        DISTRIBUTION RATE
                                             YIELD FOR 30-DAY     DISTRIBUTION RATE      FOR MONTH ENDED
                                               PERIOD ENDED        FOR MONTH ENDED        SEPTEMBER 30,
                                            SEPTEMBER 30, 2007    SEPTEMBER 30, 2007           2007
California Insured Tax Free Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................
Insured Tax Free Income Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................
Intermediate Term Municipal Income Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................
Municipal Income Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................
New York Tax Free Income Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................
Strategic Municipal Income Fund
  Class A Shares..........................
  Class B Shares..........................
  Class C Shares..........................
  Class I Shares..........................



                               OTHER INFORMATION


DISCLOSURE OF PORTFOLIO HOLDINGS


     The Funds' Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings information (the "Policy"). Pursuant to the Policy, information concerning each Fund's portfolio holdings may be disclosed only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by each Fund and the Adviser to each Fund's shareholders. Each Fund and the Adviser may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of a Fund. Each Fund's Policy is implemented and overseen by the Portfolio Holdings Review Committee (the "PHRC"), which is described in more detail below.



     Public Portfolio Holdings Information Disclosure Policy. Portfolio holdings information will be deemed public when it has been posted to a Fund's public web site. On its public web site, each Fund currently makes available complete portfolio holdings at least 31 calendar days after the end of each calendar quarter.



Each Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semiannual and Annual Reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.



     Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Policy. Pursuant to the Policy, disclosing non-public portfolio holdings information to third parties may occur only when a Fund has a legitimate business purpose for doing so and the recipients of such information are subject to a duty of confidentiality, which prohibits such recipients from disclosing or trading on the basis of the non-public portfolio holdings information. Any disclosure of non-public portfolio holdings information made to third parties must be approved by both a Fund's Board of Trustees (or a designated committee thereof) and the PHRC. The Policy provides for disclosure of non-public portfolio holdings information to certain pre-authorized categories of entities, executing broker-dealers and shareholders, in each case under specific restrictions and limitations described below, and the Policy provides a process for approving any other entities.



     Pre-Authorized Categories. Pursuant to the Policy, a Fund may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories. These third parties include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, and service providers, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Adviser or a Fund and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which such Fund's non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to a Fund or the Adviser (including legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement. The PHRC is responsible for monitoring and reporting on such entities to the Funds' Board of Trustees. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material non-public portfolio holdings information.



     Broker-Dealer Interest Lists. Pursuant to the Policy, the Adviser may provide "interest lists" to broker-dealers who execute securities transactions for a Fund. Interest lists may specify only the CUSIP numbers and/or ticker symbols of the securities held in all registered management investment companies advised by the Adviser or affiliates of the Adviser on an aggregate basis. Interest lists will not disclose portfolio holdings on a fund by fund basis and will not contain information about the number or value of shares owned by a specified fund. The interest lists may identify the investment strategy to which the list relates, but will not identify particular funds or portfolio managers/management teams. Broker-dealers need not execute a non-disclosure agreement to receive interest lists.



     Shareholders In-Kind Distributions. A Fund's shareholders may, in some circumstances, elect to redeem their shares of such Fund in exchange for their pro rata share of the securities held by such Fund. In such circumstances, pursuant to the Policy, such Funds' shareholders may receive a complete listing of the portfolio holdings of such Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.



     Attribution Analyses. Pursuant to the Policy, a Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Any discussion of the analyses may not be more current than the date the holding was disclosed publicly.



     Transition Managers. Pursuant to the Policy, a Fund may disclose portfolio holdings to transition managers, provided that such Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.



     Other Entities. Pursuant to the Policy, a Fund or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers, shareholders receiving in-kind distributions, persons receiving attribution analyses, or transition managers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement and the disclosure arrangement must have been approved by the PHRC and such Fund's Board of Trustees (or a designated committee thereof). The PHRC will report to the Board of Trustees of a Fund on a quarterly basis regarding any other approved recipients of non-public portfolio holdings information.



     PHRC and Board of Trustees Oversight. The PHRC, which consists of executive officers of the Funds and the Adviser, is responsible for overseeing and implementing the Policy and determining how portfolio holdings information will be disclosed on an ongoing basis. The PHRC will periodically review and has the authority to amend the Policy as necessary. The PHRC will meet at least quarterly to (among other matters):


     - address any outstanding issues relating to the Policy;

     - monitor the use of information and compliance with non-disclosure agreements by current recipients of portfolio holdings information;

     - review non-disclosure agreements that have been executed with prospective third parties and determine whether the third parties will receive portfolio holdings information;

     - generally review the procedures to ensure that disclosure of portfolio holdings information is in the best interests of Fund shareholders; and


     - monitor potential conflicts of interest between Fund shareholders, on the one hand and those of the Adviser, the Distributor or affiliated persons of a Fund, the Adviser or the Distributor, on the other hand, regarding disclosure of portfolio holdings information.



     The PHRC will regularly report to the Board of Trustees on each Fund's disclosure of portfolio holdings information and the proceedings of PHRC meetings.



     Ongoing Arrangements of Portfolio Holdings Information. The Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about each Fund's portfolio holdings. Each Fund currently may disclose portfolio holdings information based on ongoing arrangements to the following pre-authorized parties:


            NAME                 INFORMATION DISCLOSED         FREQUENCY             LAG TIME
            ----                 ---------------------    -------------------    -----------------
SERVICE PROVIDERS
State Street Bank and Trust
  Company (*)................    Full portfolio           Daily basis                   (2)
                                 holdings
Institutional Shareholder
  Services (ISS) (proxy
  voting agent) (*)..........    Full portfolio           Twice a month                 (2)
                                 holdings
S&P Securities Valuation,
  Inc. (formerly JJ Kenney)
  (*)........................    Full portfolio           As needed                     (2)
                                 holdings
FT Interactive Data Pricing
  Service Provider (*).......    Full portfolio           As needed                     (2)
                                 holdings
Van Kampen Investor Services,
  Inc. (*)...................    Full portfolio           As needed                     (2)
                                 holdings
David Hall (*)...............    Full portfolio           On a semi-annual              (3)
                                 holdings                 and annual fiscal
                                                          basis
Windawi (*)..................    Full portfolio           On a semi-annual              (3)
                                 holdings                 and annual fiscal
                                                          basis
FUND RATING AGENCIES
Lipper (*)...................    Full portfolio           Monthly and            Approximately 1
                                 holdings                 quarterly basis        day after
                                                                                 previous month
                                                                                 end and
                                                                                 approximately 30
                                                                                 days after
                                                                                 quarter end,
                                                                                 respectively
Morningstar (**).............    Full portfolio           Quarterly basis        Approximately 30
                                 holdings                                        days after
                                                                                 quarter end
Standard & Poor's (*)........    Full portfolio           Monthly                As of previous
                                 holdings                                        month end
CONSULTANTS AND ANALYSTS
Arnerich Massena &
  Associates, Inc. (*).......    Top Ten and Full         Quarterly basis (6)    Approximately
                                 portfolio holdings                              10-12 days after
                                                                                 quarter end
Bloomberg (**)...............    Full portfolio           Quarterly basis        Approximately 30
                                 holdings                                        days after
                                                                                 quarter end
Callan Associates (*)........    Top Ten and Full         Monthly and            Approximately
                                 portfolio holdings       quarterly basis,       10-12 days after
                                                          respectively (6)       month/quarter end

            NAME                 INFORMATION DISCLOSED         FREQUENCY             LAG TIME
            ----                 ---------------------    -------------------    -----------------
Cambridge Associates (*).....    Top Ten and Full         Quarterly basis (6)    Approximately
                                 portfolio holdings                              10-12 days after
                                                                                 quarter end
CTC Consulting, Inc. (**)....    Top Ten and Full         Quarterly basis        Approximately 15
                                 portfolio holdings                              days after
                                                                                 quarter end and
                                                                                 approximately 30
                                                                                 days after
                                                                                 quarter end,
                                                                                 respectively
Credit Suisse First Boston
  (*)........................    Top Ten and Full         Monthly and            Approximately
                                 portfolio holdings       quarterly basis,       10-12 days after
                                                          respectively (6)       month/quarter end
Evaluation Associates (*)....    Top Ten and Full         Monthly and            Approximately
                                 portfolio holdings       quarterly basis,       10-12 days after
                                                          respectively (6)       month/quarter end
Fund Evaluation Group (**)...    Top Ten portfolio        Quarterly basis        At least 15 days
                                 holdings (4)                                    after quarter end
Jeffrey Slocum &
  Associates (*).............    Full portfolio           Quarterly basis (6)    Approximately
                                 holdings (5)                                    10-12 days after
                                                                                 quarter end
Hammond Associates (**)......    Full portfolio           Quarterly basis        At least 30 days
                                 holdings (5)                                    after quarter end
Hartland & Co. (**)..........    Full portfolio           Quarterly basis        At least 30 days
                                 holdings (5)                                    after quarter end
Hewitt Associates (*)........    Top Ten and Full         Monthly and            Approximately
                                 portfolio holdings       quarterly basis,       10-12 days after
                                                          respectively (6)       month/quarter end
Merrill Lynch (*)............    Full portfolio           Monthly basis          Approximately 1
                                 holdings                                        day after
                                                                                 previous month
                                                                                 end
Mobius (**)..................    Top Ten portfolio        Monthly basis          At least 15 days
                                 holdings (4)                                    after month end
Nelsons (**).................    Top Ten holdings (4)     Quarterly basis        At least 15 days
                                                                                 after quarter end
Prime Buchholz & Associates,
  Inc. (**)..................    Full portfolio           Quarterly basis        At least 30 days
                                 holdings (5)                                    after quarter end
PSN (**).....................    Top Ten holdings (4)     Quarterly basis        At least 15 days
                                                                                 after quarter end
PFM Asset Management LLC
  (*)........................    Top Ten and Full         Quarterly basis (6)    Approximately
                                 portfolio holdings                              10-12 days after
                                                                                 quarter end

            NAME                 INFORMATION DISCLOSED         FREQUENCY             LAG TIME
            ----                 ---------------------    -------------------    -----------------
Russell Investment Group/
  Russell/Mellon Analytical
  Services, Inc. (**)........    Top Ten and Full         Monthly and            At least 15 days
                                 portfolio holdings       quarterly basis        after month end
                                                                                 and at least 30
                                                                                 days after
                                                                                 quarter end,
                                                                                 respectively
Stratford Advisory Group,
  Inc. (*)...................    Top Ten portfolio        Quarterly basis (6)    Approximately
                                 holdings (7)                                    10-12 days after
                                                                                 quarter end
Thompson Financial (**)......    Full portfolio           Quarterly basis        At least 30 days
                                 holdings (5)                                    after quarter end
Watershed Investment
  Consultants, Inc. (*)......    Top Ten and Full         Quarterly basis (6)    Approximately
                                 portfolio holdings                              10-12 days after
                                                                                 quarter end
Yanni Partners (**)..........    Top Ten portfolio        Quarterly basis        At least 15 days
                                 holdings (4)                                    after quarter end
PORTFOLIO ANALYTICS PROVIDER
Fact Set (*).................    Complete portfolio       Daily                  One day
                                 holdings

------------------------------------

 (*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.


(**) Each Fund does not currently have a non-disclosure agreement in place with this entity and therefore this entity can only receive publicly available information.


 (1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

 (2) Information will typically be provided on a real time basis or as soon thereafter as possible.

 (3) As needed after the end of the semi-annual and/or annual period.

 (4) Full portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

 (5) Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

 (6) This information will also be provided upon request from time to time.

 (7) Full portfolio holdings will also be provided upon request from time to time.


     Each Fund may also provide Fund portfolio holdings information, as part of its normal business activities, to persons who owe a duty of trust or confidence to such Fund or the Adviser. These persons currently are (i) each Fund's independent registered public accounting firm (as of such Fund's fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis),
(iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

CUSTODY OF ASSETS


     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by each Fund and all cash, including proceeds from the sale of shares of each Fund and of securities in each Fund's investment portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, as custodian. The custodian also provides accounting services to each Fund.


SHAREHOLDER REPORTS


     Semiannual statements are furnished to shareholders, and annually such statements are audited by each Fund's independent registered public accounting firm.


PROXY VOTING POLICY AND PROXY VOTING RECORD


     The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. The Board has delegated the day-to-day responsibility to the Adviser to vote such proxies, pursuant to the Board approved Proxy Voting Policy, a copy of which is currently in effect as of the date of this Statement of Additional Information is attached hereto as Appendix B.



     The Proxy Voting Policy is subject to change over time and investors seeking the most current copy of the Proxy Voting Policy should go to our web site at www.vankampen.com. Each Fund's most recent proxy voting record filed with the SEC is also available without charge on our web site at www.vankampen.com. Each Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     An independent registered public accounting firm for each Fund performs an annual audit of each Fund's financial statements. The Funds' Board of Trustees
has engaged           , located at             , Chicago, Illinois 60606, to be
each Fund's independent registered public accounting firm.


LEGAL COUNSEL


     Counsel to each Fund is Skadden, Arps, Slate, Meagher & Flom LLP.


                              FINANCIAL STATEMENTS


     The audited financial statements of each Fund are incorporated herein by reference to the Annual Report to shareholders of each Fund dated September 30, 2007. The Annual Report may be obtained by following the instructions on the cover of this Statement of Additional Information. The Annual Report is included as part of the Trust's filing on Form N-CSR as filed with the SEC on or about
November   , 2008. The Annual Report may be reviewed and copied at the SEC's
Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

                APPENDIX A -- DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S -- A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follows:

     A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.

     The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

     The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     - Nature of and provisions of the obligation;

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA: An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated "AA" differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

     BB, B, CCC, CC, C: Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C: A Subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

     A S&P short-term rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1: A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However adverse economic conditions or changing circumstances are more likely to lead to a weakening capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. Ratings of "B-1," "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B-1: A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-2: A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-3: A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     LOCAL CURRENCY AND FOREIGN CURRENCY RISKS: Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     A short-term rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

DUAL RATINGS

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

MOODY'S INVESTORS SERVICE -- A brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings (as published by Moody's) follows:

                          LONG-TERM OBLIGATION RATINGS

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

MOODY'S LONG-TERM RATING DEFINITIONS:

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

AA
Obligations rated Aa are judged to be of high quality, and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MEDIUM-TERM NOTE RATINGS

     Moody's assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

     - Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

     - Notes allowing for negative coupons, or negative principal;

     - Notes containing any provision that could obligate the investor to make any additional payments;

     - Notes containing provisions that subordinate the claim.

     For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

     For credit-linked securities, Moody's policy is to "look through" to the credit risk of the underlying obligor. Moody's policy with respect to non-credit linked obligations is to rate the issuer's ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

     Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

SHORT-TERM RATINGS

     Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

N-P
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

NOTE: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

                                   APPENDIX B

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.  POLICY STATEMENT

     Introduction--Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

     The MSIM entities covered by this Policy currently include the following:
Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

     Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/ Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

     Proxy Research Services--Institutional Shareholder Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

     Voting Proxies for Certain Non-U.S. Companies--Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.  GENERAL PROXY VOTING GUIDELINES

     To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

     We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

     A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

     - Approval of financial statements and auditor reports.

     - General updating/corrective amendments to the charter.

     - Most proposals related to the conduct of the annual meeting, with the following exceptions.

     We may oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

     B. Board of Directors

     1. Election of directors: In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

          a. We withhold or vote against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director's consulting arrangements with the company, or material business relationships between the director's employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non- independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

          b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committees.

          c. We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

          d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

          e. We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

          f. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

     2. Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

     3. Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

     4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

     5. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

     6. Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

     7. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

     8. Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

     9. Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

     C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

     D. Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company's charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

     1. We generally support the following:

     - Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

     - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

     - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

     - Proposals to authorize share repurchase plans.

     - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

     - Proposals to effect stock splits.

     - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

     - Proposals for higher dividend payouts.

     2. We generally oppose the following (notwithstanding management support):

     - Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

     - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

     - Proposals to create "blank check" preferred stock.

     - Proposals relating to changes in capitalization by 100% or more.

     E. Takeover Defenses and Shareholder Rights

     1. Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

     2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

     3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

     4. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.

     G. Executive and Director Remuneration.

     1. We generally support the following proposals:

     - Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

     - Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

     - Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

     - Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

     2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

     3. Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

     4. Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.

     5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

     6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

     H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

     I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.  ADMINISTRATION OF POLICY

     The MSIM Proxy Review Committee (the "Committee") has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the "Corporate Governance Team"). The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

     The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

     The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.  COMMITTEE PROCEDURES

     The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM's Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

     The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

     Members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.  MATERIAL CONFLICTS OF INTEREST

     In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

     The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special

Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.  IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

     A potential material conflict of interest could exist in the following situations, among others:

          1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

          2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

          3. Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

     If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

          1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

          2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

          3. If the Research Providers' recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.  PROXY VOTING REPORTING

     The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

     The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

     MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

     MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

                                   APPENDIX A

     The following procedures apply to accounts managed by Morgan Stanley AIP GP LP ("AIP").

     Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

     In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

WAIVER OF VOTING RIGHTS

     For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or
2) waive 100% of its voting rights with respect to the following:

          1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

          2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

PART C: OTHER INFORMATION

ITEM 22. EXHIBITS.

    (a)(1)      --    Agreement and Declaration of Trust(39)
       (2)      --    Certificate of Amendment(42)
       (3) (a)  --    Second Amended and Restated Certificate of Designation for:
                          (i)  Van Kampen Michigan Tax Free Income Fund(42)
                         (ii)  Van Kampen Missouri Tax Free Income Fund(42)
                        (iii)  Van Kampen Ohio Tax Free Income Fund(42)
           (b)  --    Third Amended and Restated Certificate of Designation for:
                          (i)  Van Kampen California Municipal Income Fund(46)
                         (ii)  Van Kampen Insured Tax Free Income Fund(52)
                        (iii)  Van Kampen California Insured Tax Free Fund(52)
                         (iv)  Van Kampen Municipal Income Fund(52)
                          (v)  Van Kampen New York Tax Free Income Fund(54)
           (c)  --    Fourth Amended and Restated Certificate of Designation for:
                          (i)  Van Kampen Intermediate Term Municipal Income Fund(54)
                         (ii)  Van Kampen Strategic Municipal Income Fund(54)
    (b)         --    By-Laws(39)
    (c)         --    Specimen Share Certificate:
                          (i)  Van Kampen Insured Tax Free Income Fund(54)
                         (ii)  Van Kampen Strategic Municipal Income Fund(54)
                        (iii)  Van Kampen California Insured Tax Free Fund(54)
                         (iv)  Van Kampen Municipal Income Fund(54)
                          (v)  Van Kampen Intermediate Term Municipal Income Fund(54)
                         (vi)  Van Kampen New York Tax Free Income Fund(54)
                        (vii)  Van Kampen California Municipal Income Fund(46)
                       (viii)  Van Kampen Michigan Tax Free Income Fund(31)
                         (ix)  Van Kampen Missouri Tax Free Income Fund(31)
                          (x)  Van Kampen Ohio Tax Free Income Fund(31)
    (d)(1)      --    Investment Advisory Agreement for:
                          (i)  Van Kampen Insured Tax Free Income Fund(41)
                         (ii)  Van Kampen Strategic Municipal Income Fund(41)
                        (iii)  Van Kampen California Insured Tax Free Fund(41)
                         (iv)  Van Kampen Municipal Income Fund(41)
                          (v)  Van Kampen Intermediate Term Municipal Income Fund(41)
                         (vi)  Van Kampen New York Tax Free Income Fund(41)
                        (vii)  Van Kampen California Municipal Income Fund(37)
                       (viii)  Van Kampen Michigan Tax Free Income Fund(31)
                         (ix)  Van Kampen Missouri Tax Free Income Fund(31)
                          (x)  Van Kampen Ohio Tax Free Income Fund(31)
          (2)   --    Amendment Number One to Investment Advisory Agreement for:
                          (i)  Van Kampen California Municipal Income Fund(46)
                         (ii)  Van Kampen New York Tax Free Income Fund(54)
    (e)(1)      --    Distribution and Service Agreement for:
                          (i)  Van Kampen Insured Tax Free Income Fund(41)
                         (ii)  Van Kampen Strategic Municipal Income Fund(41)
                        (iii)  Van Kampen California Insured Tax Free Fund(41)
                         (iv)  Van Kampen Municipal Income Fund(41)
                          (v)  Van Kampen Intermediate Term Municipal Income Fund(41)
                         (vi)  Van Kampen New York Tax Free Income Fund(41)
                        (vii)  Van Kampen California Municipal Income Fund(46)
                       (viii)  Van Kampen Michigan Tax Free Income Fund(31)
                         (ix)  Van Kampen Missouri Tax Free Income Fund(31)
                          (x)  Van Kampen Ohio Tax Free Income Fund(31)

   (2)           --    Form of Dealer Agreement(50)
(f)(1)           --    Form of Trustee Deferred Compensation Plan(44)
   (2)           --    Form of Trustee Retirement Plan(44)
(g)(1)  (a)      --    Custodian Contract for:
                           (i)  Van Kampen Insured Tax Free Income Fund*
                          (ii)  Van Kampen Strategic Municipal Income Fund*
                         (iii)  Van Kampen California Insured Tax Free Fund*
                          (iv)  Van Kampen Municipal Income Fund*
                           (v)  Van Kampen Intermediate Term Municipal Income Fund*
                          (vi)  Van Kampen New York Tax Free Income Fund*
                         (vii)  Van Kampen California Municipal Income Fund(31) and (6)
                        (viii)  Van Kampen Michigan Tax Free Income Fund(31) and (6)
                          (ix)  Van Kampen Missouri Tax Free Income Fund(31) and (6)
                           (x)  Van Kampen Ohio Tax Free Income Fund(31) and (6)
        (b)      --    Amendment to Custodian Contract(48)
        (c)      --    Amendment dated October 3, 2005 to the Custodian Contract(55)
   (2)           --    Amended and Restated Transfer Agency and Service Agreement(55)
(h)(1)  (a)      --    Fund Accounting Agreement*
        (b)      --    Amendment to Fund Accounting Agreement(50)
   (2)           --    Amended and Restated Legal Services Agreement(49)
(i)(1)           --    Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP for:
                           (i)  Van Kampen Insured Tax Free Income Fund(52)
                          (ii)  Van Kampen Strategic Municipal Income Fund(54)
                         (iii)  Van Kampen California Insured Tax Free Fund(52)
                          (iv)  Van Kampen Municipal Income Fund(52)
                           (v)  Van Kampen Intermediate Term Municipal Income Fund(54)
                          (vi)  Van Kampen New York Tax Free Income Fund(54)
                         (vii)  Van Kampen California Municipal Income Fund(46)
                        (viii)  Van Kampen Michigan Tax Free Income Fund++
                          (ix)  Van Kampen Missouri Tax Free Income Fund++
                           (x)  Van Kampen Ohio Tax Free Income Fund++
   (2)           --    Consent of Skadden, Arps, Slate, Meagher & Flom LLP+
(j)              --    Consent of Ernst & Young LLP(55)
(k)              --    Not applicable
(l)              --    Not applicable
(m)(1)           --    Plan of Distribution Pursuant to Rule 12b-1 for:
                           (i)  Van Kampen Insured Tax Free Income Fund(39)
                          (ii)  Van Kampen Strategic Municipal Income Fund(39)
                         (iii)  Van Kampen California Insured Tax Free Fund(39)
                          (iv)  Van Kampen Municipal Income Fund(39)
                           (v)  Van Kampen Intermediate Term Municipal Income Fund(39)
                          (vi)  Van Kampen New York Tax Free Income Fund(39)
                         (vii)  Van Kampen California Municipal Income Fund(46)
                        (viii)  Van Kampen Michigan Tax Free Income Fund(31)
                          (ix)  Van Kampen Missouri Tax Free Income Fund(31)
                           (x)  Van Kampen Ohio Tax Free Income Fund(31)
   (2)           --    Form of Shareholder Assistance Agreement(37)
   (3)           --    Form of Administrative Services Agreement(37)
   (4)           --    Form of Shareholder Servicing Agreement(49)
   (5)           --    Amended and Restated Service Plan for:
                           (i)  Van Kampen California Insured Tax Free Fund(49)
                          (ii)  Van Kampen Insured Tax Free Income Fund(49)
                         (iii)  Van Kampen Intermediate Term Municipal Income Fund(49)
                          (iv)  Van Kampen Municipal Income Fund(49)
                           (v)  Van Kampen New York Tax Free Income Fund(49)

                         (vi)  Van Kampen Strategic Municipal Income Fund(49)
                        (vii)  Van Kampen California Municipal Income Fund(46)
                       (viii)  Van Kampen Michigan Tax Free Income Fund(31)
                         (ix)  Van Kampen Missouri Tax Free Income Fund(31)
                          (x)  Van Kampen Ohio Tax Free Income Fund(31)
    (n)         --    Third Amended and Restated Multi-Class Plan(52)
    (p)(1)      --    Code of Ethics of Investment Adviser and Distributor(55)
       (2)      --    Code of Ethics of Fund(47)
    (q)         --    Power of Attorney+
    (z)(1)      --    List of certain investment companies in response to Item 27(a)+
       (2)      --    List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)+


---------------
 (6) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on February 22, 1988.
(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on May 25, 1990.
(31) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on September 30, 1994.
(37) Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 1, 1995.
(39) Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 29, 1996.
(41) Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 30, 1998.
(42) Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on November 25, 1998.
(44) Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 7, 2000.
(46) Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on March 7, 2000.
(47) Incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 26, 2001.
(48) Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 25, 2002.
(49) Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 28, 2003.
(50) Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 28, 2004.
(52) Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 27, 2004.
(54) Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on December 29, 2004.

(55) Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on January 26, 2007.


 * Incorporated herein by reference to Post-Effective Amendment No. 50 to Van Kampen Comstock Fund, File No. 2-27778 filed on April 27, 1998.

 + Filed herewith.

++ To be filed by future amendments.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     See the Statements of Additional Information.

ITEM 24. INDEMNIFICATION.

     Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust. Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust,
(ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Pursuant to Section 7 of the Distribution and Service Agreement, the Registrant agrees to indemnify and hold harmless Van Kampen Funds Inc. (the "Distributor") and each of its trustees and officers and each person, if any, who controls the Distributor (within the meaning of Section 15 of the 1933 Act) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case is the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

     Pursuant to the agreement by which Van Kampen Investor Services Inc. ("Investor Services") is appointed transfer agent of the Fund, the Registrant agrees to indemnify and hold Investor Services harmless against any losses damages, costs, charges, payments, liabilities and expenses (including reasonable counsel fees) arising out of or attributable to:

     (1) the performance of Investor Services under the agreement provided that Investor Services acted in good faith with due diligence and without negligence or willful misconduct.

     (2) reliance by Investor Services on, or reasonable use by, Investor Services of information, records and documents which have been prepared on behalf of, or have been furnished by, the Fund, or the carrying out by Investor Services of any instructions or requests of the Fund.

     (3) the offer or sale of the Fund's shares in violation of any federal or state law or regulation or ruling by any federal agency unless such violation results from any failure by Investor Services to comply with written instructions from the Fund that such offers or sales were not permitted under such law, rule or regulation.

     (4) the refusal of the Fund to comply with terms of the agreement, or the Fund's lack of good faith, negligence or willful misconduct or breach of any representation or warranty made by the Fund under the agreement provided that if the reason for such failure is attributable to any action of the Fund's investment adviser or distributor or any person providing accounting or legal services to the Fund, Investor Services only will be entitled to indemnification if such entity is otherwise entitled to the indemnification from the Registrant.

     See also "Investment Advisory Agreement" in the Statement of Additional Information.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectuses and "Trustees and Officers" and "Investment Advisory Agreement, "Other Agreements," in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management (the "Adviser"). For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 26. PRINCIPAL UNDERWRITERS.

     (a) The Registrant's sole principal underwriter is Van Kampen Funds Inc. (the "Distributor"), which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1) incorporated herein.

     (b) The Distributor which is an affiliated person of an affiliated person of the Registrant, is the only principal underwriter for the Registrant. The name, principal business address and positions and offices with Van Kampen Funds Inc. of each of its directors and officers of the Registrant are disclosed in Exhibit (z)(2). Except as disclosed under the heading "Trustees and Officers" in Part B of this Registration Statement or Exhibit (z)(2), none of such persons has any position or office with the Registrant.

     (c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder (i) by the Registrant will be maintained at its offices, located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555, or at Van Kampen Investors Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947, or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; (ii) by the Adviser, will be maintained at its offices, located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 and (iii) all such accounts, books and other documents required to be maintained by the Adviser and by the Distributor, will be maintained at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555.

ITEM 28. MANAGEMENT SERVICES.

     Not applicable.

ITEM 29. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN TAX FREE TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(a) under the 1933 Act and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30(th) day of November, 2007.


                                      VAN KAMPEN TAX FREE TRUST

                                      By:       /s/ RONALD E. ROBISON
                                         ---------------------------------------
                                            Ronald E. Robison, President and
                                               Principal Executive Officer


     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on November 30, 2007 by the following persons in the capacities indicated:



                     SIGNATURES                                            TITLES
                     ----------                                            ------
Principal Executive Officer:

                /s/ RONALD E. ROBISON                  President and Principal Executive Officer
-----------------------------------------------------
                  Ronald E. Robison




Principal Financial Officer:




               /s/ STUART N. SCHULDT*                  Chief Financial Officer and Treasurer
-----------------------------------------------------
                  Stuart N. Schuldt




Trustees:




                 /s/ DAVID C. ARCH*                    Trustee
-----------------------------------------------------
                    David C. Arch




                /s/ JERRY D. CHOATE*                   Trustee
-----------------------------------------------------
                   Jerry D. Choate




                  /s/ ROD DAMMEYER*                    Trustee
-----------------------------------------------------
                    Rod Dammeyer




               /s/ LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy




                /s/ R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy




                 /s/ HOWARD J KERR*                    Trustee
-----------------------------------------------------
                    Howard J Kerr




                 /s/ JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson




              /s/ HUGO F. SONNENSCHEIN*                Trustee
-----------------------------------------------------
                Hugo F. Sonnenschein

                     SIGNATURES                                            TITLES
                     ----------                                            ------



                /s/ WAYNE W. WHALEN*                   Trustee
-----------------------------------------------------
                   Wayne W. Whalen




               /s/ SUZANNE H. WOOLSEY*                 Trustee
-----------------------------------------------------
                 Suzanne H. Woolsey
------------



* Signed by Sheri Schreck pursuant to a power of attorney filed herewith.



                                                     November 30, 2007
                  /s/ SHERI SCHRECK
-----------------------------------------------------
                    Sheri Schreck
                  Attorney-in-Fact

                           VAN KAMPEN TAX FREE TRUST


       INDEX OF EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 57 TO FORM N-1A

             AS SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION


     EXHIBIT
     NUMBER                                  EXHIBIT
-----------------                            -------
(i) (2)
                   Consent of Skadden, Arps, Slate, Meagher & Flom LLP for Van
                   Kampen Tax Free Trust
(q)
                   Power of Attorney
(z) (1)
                   List of certain investment companies in response to Item
                   27(a)
    (2)
                   List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)